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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09721

Registrant Name: Fixed Income SHares

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: October 31, 2007

Date of Reporting Period: January 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES–50.6%
	Aerospace–0.1%
$ 2,100	Embraer Overseas Ltd., 6.375%, 1/24/17 (c)	Baa3/BBB−	$ 2,094,750
	Airlines–0.4%
	Continental Airlines, Inc., pass thru certificates,
500	6.32%, 11/1/08, Ser. 98-3	Baa3/A−	505,312
2,100	6.503%, 6/15/11, Ser. 01-1	Baa3/BBB+	2,161,688
900	7.918%, 5/1/10, Ser. 00-1	Baa3/BBB+	954,562
998	JetBlue Airways Corp., pass thru certificates, 8.474%, 5/15/10, Ser. 04-2, FRN	Ba3/BB−	1,003,668
2,000	Northwest Airlines, Inc., pass thru certificates, 6.841%, 4/1/11, Ser. 1A-2	BB−/BB	1,998,750
96	United Air Lines, Inc., pass thru certificates, 10.125%, 3/22/15, Ser. 91-B2 (b)(e)(f)	NR/NR	45,408
			6,669,388
	Automotive–0.0%
200	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	Baa1/BBB	212,155
	Banking–5.4%
8,900	BNP Paribas, 5.186%, 6/29/15, VRN (c)	A1/A+	8,517,914
4,500	Commonwealth Bank of Australia, 6.024%, 3/15/16, VRN (c)	A2/A−	4,523,445
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (c)	A1/A	5,086,595
	HBOS PLC, VRN (c),
3,400	5.375%, 11/1/13	Aa3/A	3,348,371
400	5.92%, 10/1/15	A1/A	391,865
	HSBC Capital Funding L.P., VRN (c),
5,900	4.61%, 6/27/13	A1/A	5,543,740
1,000	10.176%, 6/30/30	A1/A	1,462,882
24,900	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	26,657,666
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN (c)	A2/A−	553,418
3,100	Resona Bank Ltd., 5.85%, 4/15/16, VRN (c)	Baa1/BBB	3,018,665
2,710	Royal Bank of Scotland Group PLC ADR, 9.118%, 3/31/10, Ser. 1	A1/A	2,988,040
	Sumitomo Mitsui Banking Corp.,
¥ 200,000	0.95%, 6/2/49 (f)	NR/NR	1,636,848
$ 2,600	5.625%, 10/15/15, VRN (c)	A2/BBB+	2,534,847
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, VRN (c)	A1/A−	2,650,701
6,700	USB Capital IX, 6.189%, 4/15/11, VRN	Aa3/A	6,845,062
5,400	Wachovia Capital Trust III, 5.80%, 3/15/11, VRN	A2/A−	5,442,147
			81,202,206
	Computer Services–0.1%
1,110	Cisco Systems, Inc., 5.451%, 2/20/09, FRN	A1/A+	1,111,815

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Computer Software–0.2%
	Oracle Corp. & Ozark Holding, Inc.,
$ 2,300	5.00%, 1/15/11	A3/A−	$ 2,273,644
800	5.59%, 1/13/09, FRN	A3/A−	801,699
			3,075,343
	Consumer Products–0.0%
500	American Greetings Corp., 7.375%, 6/1/16	Ba2/BB+	516,250
	Electronics–0.2%
500	Sanmina-SCI Corp., 8.125%, 3/1/16	B−/B2	478,750
2,000	Xerox Corp., 6.111%, 12/18/09, FRN	Ba1/BB+	2,030,000
			2,508,750
	Energy–2.6%
	Energy Transfer Partners L.P.,
2,100	6.125%, 2/15/17	Baa3/BBB	2,131,405
2,600	6.625%, 10/15/36	Baa3/BBB	2,675,293
	Kinder Morgan Energy Partners L.P.,
5,800	6.00%, 2/1/17	Bbb/BAA1	5,828,026
1,500	6.50%, 2/1/37	Bbb/BAA1	1,506,891
5,500	7.30%, 8/15/33	Bbb/BAA1	6,011,973
1,700	Northwest Pipeline Corp., 7.00%, 6/15/16	Ba1/BB−	1,780,750
	NRG Energy, Inc.,
500	7.25%, 2/1/14	B1/B−	502,500
1,100	7.375%, 2/1/16	B1/B−	1,104,125
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Bbb−/BAA3	5,762,788
550	Peabody Energy Corp., 7.375%, 11/1/16	Ba1/BB	576,125
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37 (c)	Baa3/BBB−	2,648,285
515	System Energy Resources, Inc., 5.129%, 1/15/14 (c)	Baa3/BBB	498,561
	TECO Energy, Inc.,
2,000	6.75%, 5/1/15	Ba2/BB	2,087,500
2,500	7.50%, 6/15/10	BB/BA2	2,637,500
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	B+/BA1	2,129,439
1,400	Xcel Energy, Inc., 6.50%, 7/1/36	Baa1/BBB−	1,468,114
			39,349,275
	Financial Services–15.8%
	ABX Financing Co. (c),
5,100	5.75%, 10/15/16	A−/BAA1	5,061,597
4,450	6.35%, 10/15/36	Baa1/A−	4,403,044
€ 4,300	Atlas Reinsurance PLC, 7.717%, 1/10/10, FRN (b)(c)(f)	NR/NR	5,658,600
$ 900	C5 Capital SPV Ltd., 6.196%, 12/31/11, VRN (c)	Bbb−/NA	892,273
9,900	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN (c)	Bbb−/NA	9,871,528
3,950	Calabash Re Ltd., 16.246%, 1/8/10, FRN (b)(c)(f)	NR/NR	4,012,410
	Citigroup, Inc.,
300	3.50%, 2/1/08	Aa1/AA−	294,737
8,500	6.125%, 8/25/36	Aa2/A+	8,759,599
5,000	6.625%, 6/15/32	Aa2/A+	5,469,820

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Financial Services (continued)
	Ford Motor Credit Co.,
$ 3,000	6.375%, 11/5/08	B1/B	$ 2,966,418
3,000	7.375%, 2/1/11	B1/B	2,965,515
2,350	7.875%, 6/15/10	B1/B	2,386,244
2,500	Fund American Cos., Inc., 5.875%, 5/15/13	Baa2/BBB	2,474,130
€ 10,000	General Electric Capital Corp., 4.625%, 9/15/66, VRN (c)	Aa1/AA+	12,937,044
$ 85,000	General Motors Acceptance Corp., 6.00%, 12/15/11	BB+/Ba1	83,836,945
1,900	Goldman Sachs Group, Inc., 5.25%, 10/15/13	Aa3/AA−	1,875,598
9,700	HSBC Finance Capital Trust IX, 5.911%, 11/30/35, VRN	A1/A	9,746,657
	HSBC Finance Corp.,
400	4.125%, 11/16/09	Aa3/AA−	388,735
1,000	7.00%, 5/15/12	Aa3/AA−	1,073,288
	JPMorgan Chase & Co.,
2,700	6.55%, 9/15/66, Ser. T	A2/A−	2,767,835
2,400	6.625%, 3/15/12	A1/A	2,529,722
1,000	Lehman Brothers Holdings, Inc., 5.576%, 12/23/10, FRN	A1/A+	1,004,265
2,700	MBNA Capital, 6.171%, 2/1/27, Ser. B, FRN	Aa3/A	2,696,898
	Mizuho Financial Group, Inc. (f),
¥ 100,000	1.317%, 11/24/49	NR/NR	834,053
¥ 100,000	1.883%, 12/31/49	NR/NR	843,464
$ 5,000	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (c)	Baa1/BBB+	5,276,495
	Morgan Stanley,
500	5.30%, 3/1/13	Aa3/A+	498,522
2,800	5.375%, 10/15/15	Aa3/A+	2,764,177
3,850	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, VRN	Baa2/BBB	3,889,921
	Pemex Project Funding Master Trust,
1,800	5.75%, 12/15/15	Baa1/BBB	1,757,250
2,300	7.375%, 12/15/14	Baa1/BBB	2,495,500
800	8.00%, 11/15/11	Baa1/BBB	874,000
7,950	9.25%, 3/30/18	Baa1/BBB	9,858,000
700	Preferred Term Securities XIII, 5.911%, 3/24/34, FRN (b)(c)(f)	Aaa/AAA	704,216
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, VRN (c)	Aa2/AA	3,901,100
3,200	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT, VRN (c)	Aa2/AA	3,094,886
8,400	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	8,257,091
4,100	UBS Preferred Funding Trust V, 6.243%, 5/15/16, Ser. 1, VRN	A1/AA−	4,217,272
2,460	UFJ Finance Aruba AEC, 6.75%, 7/15/13	A2/A−	2,610,623
4,600	Washington Mutual, Inc., 5.25%, 9/15/17	A3/A−	4,427,725
2,900	Wells Fargo Capital X, 5.95%, 12/15/36	Aa3/A+	2,859,873
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (c)	Baa2/BBB+	7,367,085
			240,604,155

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Food–0.4%
$ 3,450	H.J. Heinz Co., 6.428%, 12/1/08 (c)	Baa2/BBB	$ 3,504,141
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB−	408,029
2,000	Tyson Foods, Inc., 6.85%, 4/1/16	Ba1/BBB−	2,040,422
			5,952,592
	Funeral Services–0.0%
400	Service Corp. International, 6.50%, 3/15/08	BB−/B1	403,000
	Healthcare & Hospitals–1.2%
	Boston Scientific Corp.,
2,600	5.45%, 6/15/14	Baa3/BBB+	2,514,946
2,800	6.00%, 6/15/11	Baa3/BBB+	2,834,488
3,600	Cardinal Health, Inc., 5.63%, 10/2/09, FRN (c)	Baa2/BBB	3,605,191
500	Community Health Systems, Inc., 6.50%, 12/15/12	B2/B	498,750
650	Coventry Health Care, Inc., 5.875%, 1/15/12	Ba1/BBB−	647,659
1,400	DaVita, Inc., 7.25%, 3/15/15	B3/B	1,424,500
	HCA, Inc.,
900	6.75%, 7/15/13	B−/Caa1	814,500
1,000	7.19%, 11/15/15	Ba2/B−	884,212
5,000	Humana, Inc., 6.45%, 6/1/16	Baa3/BBB	5,127,845
			18,352,091
	Hotels/Gaming–0.8%
2,709	Hilton Hotels Corp., 8.25%, 2/15/11	Ba2/BB	2,893,412
	MGM Mirage, Inc.,
1,000	6.00%, 10/1/09	Ba2/BB	1,001,250
5,500	6.625%, 7/15/15	Ba2/BB	5,280,000
1,000	6.75%, 4/1/13	Ba2/BB	986,250
1,250	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/12	Baa3/BBB−	1,336,913
800	Station Casinos, Inc., 6.00%, 4/1/12	Ba2/BB−	761,000
			12,258,825
	Insurance–1.4%
	American International Group, Inc.,
12,400	5.05%, 10/1/15	Aa2/AA	12,042,446
4,500	6.25%, 5/1/36	Aa2/AA	4,738,774
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (c)	Aa2/AA	4,879,580
			21,660,800
	Metals & Mining–0.5%
1,200	Barrick Gold Finance Co., 4.875%, 11/15/14	Baa1/A−	1,139,976
2,100	Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (c)	Aa2/A	2,144,678
	Vale Overseas Ltd.,
1,850	6.25%, 1/11/16	Bbb−/BBB	1,868,692
2,200	6.25%, 1/23/17	Bbb−/Baa3	2,209,636
			7,362,982

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Multi-Media–4.7%
$ 1,530	British Sky Broadcasting PLC, 8.20%, 7/15/09	Baa2/BBB	$ 1,621,811
2,000	Clear Channel Communications, Inc., 4.25%, 5/15/09	Baa3/BB+	1,932,976
500	Cleveland Electric Illuminating Co., 6.86%, 10/1/08	Baa2/BBB	510,540
1,000	Comcast Cable Communications, Inc., 7.125%, 6/15/13	Baa2/BBB+	1,080,077
	Comcast Corp.,
800	5.30%, 1/15/14	Baa2/BBB+	783,218
1,400	5.66%, 7/14/09, FRN		1,404,295
10,600	5.875%, 2/15/18	Bbb+/BAA2	10,570,860
1,700	5.90%, 3/15/16	Baa2/BBB+	1,709,506
15,000	6.45%, 3/15/37	Bbb+/BAA2	15,098,280
	COX Communications, Inc.,
1,100	6.45%, 12/1/36 (c)	Baa3/BBB−	1,097,701
3,000	7.75%, 11/1/10	Baa3/BBB−	3,226,518
	CSC Holdings, Inc.,
810	7.875%, 2/15/18	B2/B+	836,325
775	8.125%, 8/15/09 Ser. B	B2/B+	806,969
1,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB−	1,261,500
2,000	Echostar DBS Corp., 6.375%, 10/1/11	Bb−/BA3	1,987,500
1,000	Lenfest Communications, Inc., 7.625%, 2/15/08	Baa2/BBB+	1,021,289
	News America Holdings, Inc.,
100	5.30%, 12/15/14	Baa2/BBB	98,396
1,480	9.25%, 2/1/13	Baa2/BBB	1,726,654
	Rogers Cable, Inc.,
1,300	5.50%, 3/15/14	Bb+/BA1	1,249,676
CAD 800	7.25%, 12/15/11	Ba2/BB+	740,278
	Time Warner, Inc.,
$ 2,200	5.50%, 11/15/11	Bbb+/BAA2	2,196,876
5,250	6.875%, 5/1/12	Baa2/BBB+	5,556,280
	Viacom, Inc.,
200	5.625%, 8/15/12	Baa3/BBB	196,897
9,000	5.711%, 6/16/09, FRN	Baa3/BBB	9,036,522
2,300	5.75%, 4/30/11	Baa3/BBB	2,304,641
400	6.625%, 5/15/11	Baa3/BBB	412,832
2,800	Walt Disney Co., 5.453%, 9/10/09, FRN	A3/A−	2,805,524
			71,273,941
	Oil & Gas–7.3%
4,600	Anadarko Finance Co., 6.75%, 5/1/11, Ser. B	Baa2/BBB−	4,795,762
	Anadarko Petroleum Corp.,
4,000	5.95%, 9/15/16	Baa2/BBB−	3,972,312
4,000	6.45%, 9/15/36	Baa2/BBB−	3,976,124
	Apache Corp.,
700	5.625%, 1/15/17	A−/A3	701,588
3,000	6.00%, 1/15/37	A−/A3	2,997,939
2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	Baa1/BBB+	2,405,292

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Oil & Gas (continued)
	Chesapeake Energy Corp.,
$ 1,200	2.75%, 11/15/35	Bb/BA2	$ 1,225,500
1,700	6.375%, 6/15/15	Ba2/BB	1,657,500
900	7.00%, 8/15/14	Ba2/BB	909,000
3,500	7.50%, 6/15/14	Ba2/BB	3,618,125
4,850	ConocoPhillips Australia Funding Co., 5.46%, 4/9/09, FRN	A1/A−	4,857,338
10,000	ConocoPhillips Canada Funding Co., 5.625%, 10/15/16	A1/A−	10,028,680
	Devon Financing Corp.,
2,900	6.875%, 9/30/11	Bbb/BAA2	3,058,424
1,900	7.875%, 9/30/31	Bbb/BAA2	2,270,460
2,900	Duke Energy Field Services LLC, 5.375%, 10/15/15 (c)	Baa2/BBB	2,787,993
4,250	El Paso Production Holding Co., 7.75%, 6/1/13	B1/B+	4,420,000
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Bbb/BAA2	4,773,375
2,675	Enterprise Products Operating L.P., 4.625%, 10/15/09, Ser. B	Baa3/BB+	2,616,123
12,100	Gazprom AG, 9.625%, 3/1/13 (c)	Baa1/BBB	14,254,590
4,000	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB	4,163,200
700	Hess Corp., 7.875%, 10/1/29	Ba1/BBB−	817,386
1,463	Kern River Funding Corp., 4.893%, 4/30/18 (c)	A3/A−	1,415,514
	Pioneer Natural Resources Co.,
400	5.875%, 7/15/16	Ba1/BB+	370,638
1,900	6.875%, 5/1/18	Ba1/BB+	1,858,764
2,800	Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba2/BB+	3,058,160
25	Sonat, Inc., 7.625%, 7/15/11	B2/B	26,250
400	Southern Natural Gas Co., 8.00%, 3/1/32	Ba1/B+	464,979
3,500	Transocean, Inc., 7.50%, 4/15/31	Baa1/A−	3,967,698
7,500	Valero Energy Corp., 3.50%, 4/1/09	Baa3/BBB	7,201,305
	Williams Cos., Inc.,
2,700	6.375%, 10/1/10 (c)	Ba2/BB−	2,727,000
2,000	7.625%, 7/15/19	Ba2/BB−	2,145,000
	XTO Energy, Inc.,
3,850	6.25%, 4/15/13	Baa2/BBB	3,961,026
3,000	7.50%, 4/15/12	Baa2/BBB	3,250,557
			110,753,602
	Paper/Paper Products–0.9%
3,900	Abitibi-Consolidated, Inc., 8.55%, 8/1/10	B2/B+	4,002,375
	Georgia-Pacific Corp.,
2,000	7.00%, 1/15/15 (c)	B/Ba3	2,000,000
2,600	7.125%, 1/15/17 (c)	B/Ba3	2,600,000
1,400	7.25%, 6/1/28	B2/B	1,358,000
1,000	7.375%, 12/1/25	B2/B	975,000
900	8.125%, 5/15/11	B2/B	949,500
2,500	Plum Creek Timberlands L.P., 5.875%, 11/15/15	Baa3/BBB−	2,456,112
			14,340,987

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Real Estate–0.2%
$ 2,750	Forest City Enterprises, Inc., 7.625%, 6/1/15	Ba3/BB−	$ 2,839,375
	Retail–0.4%
1,800	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	1,953,722
	JC Penney Corp., Inc.,
850	7.125%, 11/15/23	Baa3/BBB−	926,045
1,500	8.00%, 3/1/10	Baa3/BBB−	1,600,285
1,300	Yum! Brands, Inc., 6.25%, 4/15/16	Baa2/BBB	1,322,112
			5,802,164
	Telecommunications–3.3%
	AT&T Corp. VRN,
2,400	7.30%, 11/15/11	A2/A	2,596,529
1,500	8.00%, 11/15/31	A2/A	1,866,069
100	British Telecommunications PLC, 8.625%, 12/15/10	Baa1/BBB+	111,488
2,500	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	2,851,995
	Deutsche Telekom International Finance BV,
2,500	8.00%, 6/15/10	A3/A−	2,694,800
€ 1,280	8.125%, 5/29/12	A3/A−	1,934,920
€ 840	France Telecom S.A., 7.00%, 3/14/08	A3/A−	1,120,871
$ 3,000	Nextel Communications, Inc., 7.375%, 8/1/15, Ser. D	Baa3/BBB	3,077,475
740	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B+/B1	762,200
	Qwest Communications International, Inc.,
6,950	7.25%, 2/15/11	B2/B+	7,167,188
5,000	7.50%, 2/15/14	B+/B	5,187,500
2,000	Qwest Corp., 8.61%, 6/15/13, FRN	Ba1/BB	2,190,000
CAD 400	Rogers Wireless, Inc., 7.625%, 12/15/11	Ba2/BB	374,568
	Sprint Capital Corp.,
$ 1,350	6.125%, 11/15/08	Baa3/BBB+	1,365,015
10,400	8.75%, 3/15/32	Baa3/BBB+	12,382,458
3,500	Telefonica Emisones s.A.u., 5.984%, 6/20/11	Baa1/BBB+	3,558,975
900	Verizon New England, Inc., 6.50%, 9/15/11	Baa1/A	930,864
100	Vodafone Group PLC, 7.75%, 2/15/10	A2/A−	106,283
			50,279,198
	Tobacco–0.1%
1,400	Reynolds American, Inc., 7.75%, 6/1/18	Bb/Ba3	1,502,199
	Utilities–4.2%
1,000	Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D	Baa1/BBB−	1,012,007
400	Columbus Southern Power Co., 5.50%, 3/1/13, Ser. C	A3/BBB	398,576
1,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa1/BBB+	1,389,804
	Consumers Energy Co.,
2,750	5.00%, 2/15/12	Baa2/BBB−	2,685,202
850	5.00%, 3/15/15	Baa2/BBB−	811,254
3,000	5.15%, 2/15/17	Bbb−/BAA2	2,853,453
1,100	5.375%, 4/15/13, Ser. B	Baa2/BBB−	1,084,332

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Utilities (continued)
$ 1,300	Dayton Power & Light Co., 5.125%, 10/1/13	A3/BBB	$ 1,271,694
7,300	Dominion Resources, Inc, 5.60%, 11/15/16, Ser. A	Bbb/BAA2	7,245,688
1,600	Energy East Corp., 6.75%, 7/15/36	Baa2/BBB	1,695,803
2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	Baa1/A−	1,937,030
1,500	Entergy Gulf States, Inc., 3.60%, 6/1/08	Baa3/BBB+	1,460,456
	Entergy Louisiana LLC,
3,300	4.67%, 6/1/10	Baa1/A−	3,183,853
94	8.09%, 1/2/17	Baa2/BBB−	93,741
2,600	Florida Power Corp., 5.774%, 11/14/08, Ser. A, FRN	A3/BBB−	2,606,609
200	Idaho Power Co., 6.60%, 3/2/11	A3/A−	208,332
7,100	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB−	7,366,250
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,018,271
	Nevada Power Co.,
1,600	5.95%, 3/15/16, Ser. M	Ba1/BB+	1,606,322
3,000	6.50%, 5/15/18, Ser. O	Ba1/BB+	3,117,897
	Ohio Edison Co.,
1,600	4.00%, 5/1/08	Baa2/BBB−	1,570,888
1,700	5.45%, 5/1/15	Baa2/BBB−	1,666,848
1,600	5.647%, 6/15/09 (c)	Baa2/BBB−	1,599,400
500	PSEG Power LLC, 7.75%, 4/15/11	Baa1/BBB	541,707
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	2,941,777
1,700	Sierra Pacific Power Co., 6.00%, 5/15/16, Ser. M	Ba1/BB+	1,711,429
1,000	Tampa Electric Co., 6.875%, 6/15/12	Baa2/BBB−	1,060,010
4,500	Toledo Edison Co., 6.15%, 5/15/37	Bbb−/BAA3	4,432,631
4,600	TXU Energy Co. LLC, 7.00%, 3/15/13	Baa2/BBB−	4,820,326
			63,391,590
	Waste Disposal–0.4%
4,800	Allied Waste North America, Inc., 6.50%, 11/15/10	BB−/B2	4,830,000
500	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	508,148
			5,338,148
	Total Corporate Bonds & Notes (cost–$770,517,996)		768,855,581
U.S. GOVERNMENT AGENCY SECURITIES–41.1%
	Fannie Mae–35.1%
3,960	3.745%, 2/1/34, FRN, MBS	Aaa/AAA	4,028,255
—(g)	4.00%, 2/25/09, CMO	Aaa/AAA	381
257,677	5.00%, 2/1/36, MBS	Aaa/AAA	247,476,049
13	5.50%, 10/1/32, MBS	Aaa/AAA	13,216
888	5.50%, 3/1/33, MBS	Aaa/AAA	875,850
59	5.50%, 5/1/33, MBS	Aaa/AAA	58,697
824	5.50%, 6/1/33, MBS	Aaa/AAA	813,256
1,396	5.50%, 8/1/33, MBS	Aaa/AAA	1,376,617
263	5.50%, 9/1/33, MBS	Aaa/AAA	259,091
14	5.50%, 2/1/34, MBS	Aaa/AAA	13,701

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$ 62	5.50%, 3/1/34, MBS	Aaa/AAA	$ 60,639
74	5.50%, 5/1/34, MBS	Aaa/AAA	73,266
205	5.50%, 6/1/34, MBS	Aaa/AAA	202,410
2,207	5.50%, 9/1/34, MBS	Aaa/AAA	2,175,770
665	5.50%, 10/1/34, MBS	Aaa/AAA	655,087
747	5.50%, 11/1/34, MBS	Aaa/AAA	735,837
59	5.50%, 1/1/35, MBS	Aaa/AAA	58,108
124	5.50%, 2/1/35, MBS	Aaa/AAA	122,172
733	5.50%, 3/1/35, MBS	Aaa/AAA	721,673
86	5.50%, 5/1/35, MBS	Aaa/AAA	85,030
29,601	5.50%, 6/1/35, MBS	Aaa/AAA	29,141,020
11,172	5.50%, 7/1/35, MBS	Aaa/AAA	10,998,816
48,090	5.50%, 3/1/37, MBS (d)	Aaa/AAA	47,293,534
12	5.582%, 2/1/18, FRN, MBS	Aaa/AAA	11,653
10	5.596%, 8/25/18, CMO, FRN	Aaa/AAA	9,759
15	5.884%, 4/1/17, FRN, MBS	Aaa/AAA	15,517
2,942	6.00%, 6/1/36, MBS	Aaa/AAA	2,953,271
3,881	6.00%, 8/1/36, MBS	Aaa/AAA	3,896,751
3,835	6.00%, 10/1/36, MBS	Aaa/AAA	3,850,654
173,900	6.00%, 2/1/37, MBS (d)	Aaa/AAA	174,552,125
8	7.50%, 6/1/32, MBS	Aaa/AAA	8,614
			532,536,819
	Freddie Mac–0.1%
58	4.248%, 6/1/30, FRN, MBS	Aaa/AAA	58,577
2,000	4.50%, 3/15/16, CMO	Aaa/AAA	1,955,645
14	5.00%, 12/1/18, FRN, MBS	Aaa/AAA	13,744
			2,027,966
	Government National Mortgage Association–0.3%
3,776	3.75%, 6/20/34, FRN, MBS	Aaa/AAA	3,718,589
30	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	29,925
60	5.50%, 12/15/32, MBS	Aaa/AAA	59,221
39	5.50%, 1/15/33, MBS	Aaa/AAA	38,830
453	5.50%, 7/15/33, MBS	Aaa/AAA	449,427
115	5.50%, 9/15/33, MBS	Aaa/AAA	114,184
24	5.50%, 10/15/33, MBS	Aaa/AAA	23,809
70	5.50%, 11/15/33, MBS	Aaa/AAA	69,722
477	5.50%, 12/15/33, MBS	Aaa/AAA	472,813
80	5.50%, 1/15/34, MBS	Aaa/AAA	78,925
24	7.50%, 1/15/31, MBS	Aaa/AAA	24,753
54	7.50%, 8/15/31, MBS	Aaa/AAA	56,639
			5,136,837

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Other Government Agencies–5.6%
	Small Business Administration Participation Certificates,
$ 1,557	4.504%, 2/1/14	NR/NR	$ 1,492,741
53,500	5.32%, 1/1/27	Aaa/AAA	53,180,241
30,000	5.70%, 8/1/26, CMO	NR/AAA	30,490,683
			85,163,665
	Total U.S. Government Agency Securities (cost–$626,953,879)		624,865,287
U.S. TREASURY BONDS & NOTES (d)–12.4%
	U.S. Treasury Bonds & Notes,
4,000	3.625%, 7/15/09		3,885,472
13,000	4.25%, 8/15/13		12,600,861
56,000	4.25%, 11/15/13		54,199,712
6,690	5.125%, 5/15/16		6,835,561
12,000	6.00%, 2/15/26		13,427,820
31,100	6.25%, 8/15/23		35,349,535
61,598	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/17 (h)		61,478,172
	Total U.S. Treasury Bonds & Notes (cost–$188,402,519)		187,777,133
SOVEREIGN DEBT OBLIGATIONS–4.2%
	Brazil–1.0%
	Federal Republic of Brazil,
795	8.00%, 1/15/18	Ba2/BB	880,860
200	8.875%, 4/15/24	Ba2/BB	247,500
4,000	10.50%, 7/14/14	Ba2/BB	5,050,000
7,200	11.00%, 8/17/40	Ba2/BB	9,491,400
			15,669,760
	France–2.1%
€ 25,000	France Government Bond, 4.00%, 4/25/55, OAT	Aaa/AAA	31,141,074
	Mexico–0.6%
	United Mexican States, Ser. A,
$ 3,239	6.75%, 9/27/34	Bbb/BAA1	3,441,122
4,000	8.00%, 9/24/22	Baa1/BBB	4,800,000
			8,241,122
	Russia–0.5%
7,230	Russian Federation, 5.00%, 3/31/30, VRN	Baa2/BBB+	8,077,175
	Total Sovereign Debt Obligations (cost–$59,366,807)		63,129,131
MORTGAGE-BACKED SECURITIES–3.8%
	Chase Commercial Mortgage Securities Corp.,
3,000	5.76%, 2/12/16, CMO, VRN (c)	Aaa/NR	3,106,046
	Credit Suisse First Boston Mortgage Securities Corp.,
29,273	6.25%,12/18/35, CMO	Aaa/AAA	29,361,364
	Downey Savings & Loan Assoc. Mortgage Loan Trust,
4,822	7.027%, 7/19/44,CMO, FRN	Aaa/AAA	4,910,393

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$ 9,255	Greenpoint Mortgage Funding Trust, 5.58%, 6/25/45, CMO, FRN	Aaa/AAA	$ 9,275,084
36,289	Hilton Hotel Pool Trust, 0.607%, 10/3/15, CMO, IO, VRN (c)	Aaa/AA	823,122
2,435	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO (c)	B3/NR	1,951,988
641	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO	Aaa/NR	670,133
7,262	Washington Mutual, Inc., 5.745%, 11/25/34, CMO, FRN	Aaa/AAA	7,296,559
	Total Mortgage-Backed Securities (cost–$57,721,567)		57,394,689
SENIOR LOANS (a)(b)(c)–1.7%
	Automotive–1.0%
13,900	Ford Motor Corp., 8.36%, 11/29/13, Term B		14,097,880
	Hertz Corp., Term B,
111	5.365%, 12/21/12		112,023
245	7.35%, 12/20/12		246,593
130	7.57%, 12/21/12		131,290
506	7.62%, 12/21/12		509,907
			15,097,693
	Consumer Products–0.2%
	Reynolds American, Inc.,
82	7.125%, 5/31/12		82,490
1,258	7.188%, 5/11/12		1,269,073
1,645	7.313%, 5/11/12		1,659,556
			3,011,119
	Healthcare & Hospitals–0.1%
2,000	HCA, Inc., 5.00%, 11/14/13, Term B		2,020,484
	Paper/Paper Products–0.4%
	Georgia-Pacific Corp., Term B,
1,083	7.364%, 12/20/12		1,090,416
286	7.376%, 12/20/12		288,571
4,571	7.39%, 12/20/12		4,617,143
			5,996,130
	Total Senior Loans (cost–$25,816,697)		26,125,426
ASSET-BACKED SECURITIES–0.7%
172	FC CBO, 5.722%, 6/3/09, FRN (c)(f)	A3/AA	172,616
	Green Tree Financial Corp.,
594	6.22%, 3/1/30	NR/BBB	594,988
7,010	6.53%, 2/1/31	NR/B−	6,445,337
2,489	Isles CBO Ltd., 6.18%, 10/27/10, FRN (c)(f)	Baa3/NR	2,440,345
153	IXIS Real Estate Capital Trust, 5.46%, 12/25/35, FRN	Aaa/AAA	153,668
	Keystone Owner Trust (c),
176	8.35%, 12/25/24	Ba2/NR	175,709
8	9.00%, 1/25/29	Ba2/NR	7,758
	Total Asset-Backed Securities (cost–$9,963,599)		9,990,421

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS–0.6%
	Michigan–0.6%
$ 8,555	Detroit City School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC) (cost–$8,505,331)	Aaa/AAA	$ 8,893,350
Shares
PREFERRED STOCK–0.1%
	Financial Services–0.1%
56,000	Goldman Sachs Group, Inc., 6.124%, Ser. A (cost–$1,400,000)	A2/A	1,466,080
RIGHTS (j)–0.0%
	Government–0.0%
250,000	Mexico Government International Bond, expires 6/30/07, Ser. E, VRN (cost–$0)	NR/NR	3,488
Principal Amount (000)
SHORT-TERM INVESTMENTS–16.3%
	Sovereign Debt Obligations–10.4%
	France–1.6%
€ 18,670	French Treasury Note, 2.25%, 3/12/07	Aaa/NR	24,223,017
	Germany–8.8%
€ 64,340	Bundesschatzanweisungen, 2.50%, 3/23/07 (d)	NR/NR	83,467,864
€ 39,140	German Government Bond, 4.00%, 2/16/07	Aaa/AAA	50,858,055
			134,325,919
	Total Sovereign Debt Obligations (cost–$156,501,176)		158,548,936
	U.S. Treasury Bills (i)–2.4%
$ 36,600	4.795%-4.951%, 3/1/07-3/15/07 (cost–$36,392,268)		36,392,268
	Corporate Notes–1.3%
	Consumer Products–0.0%
700	Clorox Co., 5.485%, 12/14/07, FRN	A3/A−	700,908
	Financial Services–0.1%
1,600	Goldman Sachs Group, Inc., 4.125%, 1/15/08	Aa3/AA−	1,582,382
	Hotels/Gaming–0.4%
2,000	MGM Mirage, Inc., 9.75%, 6/1/07	B1/B+	2,032,500
3,750	Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 5/1/07	Baa3/BBB−	3,765,968
			5,798,468
	Multi-Media–0.4%
5,050	CSC Holdings, Inc., 7.875%, 12/15/07, Ser. B	B2/BB+	5,132,063
1,075	Historic TW, Inc., 7.48%, 1/15/08	Baa2/BBB+	1,094,337
			6,226,400
	Oil & Gas–0.1%
2,000	Southern Natural Gas Co., 6.70%, 10/1/07	Ba1/B+	2,022,388
	Paper Products–0.1%
851	Weyerhaeuser Co., 6.125%, 3/15/07	Baa2/BBB	850,969

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Telecommunications–0.1%
$ 600	Verizon Global Funding Corp., 4.00%, 1/15/08	A3/A	$ 592,436
1,700	Vodafone Group PLC, 5.424%, 6/29/07, FRN	A3/A−	1,700,281
			2,292,717
	Utilities–0.1%
900	System Energy Resources, Inc., 4.875%, 10/1/07	Baa3/BBB	894,966
	Total Corporate Notes (cost–$20,400,890)		20,369,198
	Repurchase Agreements–2.2%
22,000	Credit Suisse First Boston, dated 1/31/07, 5.15%, due 2/1/07, proceeds $22,003,147; collateralized by U.S. Treasury Note, 5.00%, due 7/31/08, valued at $22,562,151 including accrued interest		22,000,000
11,150	State Street Bank & Trust Co., dated 1/31/07, 4.90%, due 2/1/07, proceeds $11,151,518; collateralized by Freddie Mac, 2.875%, due 5/15/07, valued at $11,374,924 including accrued interest		11,150,000
	Total Repurchase Agreements (cost–$33,150,000)		33,150,000
	Total Short-Term Investments (cost–$246,444,334)		248,460,402
OPTIONS PURCHASED (j)–0.3%
Contracts/ Notional Amount
	Call Options–0.3%
	2-Year Interest Rate Swap, Over-the-Counter, Pay 3-Month GBP LIBOR Floating Rate Index (b),
£ 256,000,000	strike rate 5.00%, expires 6/15/07		41,571
£1,184,000,000	strike rate 5.30%, expires 3/14/08		4,364,082
	7-Year Interest Rate Swap, Over-the-Counter, Pay 3-Month USD LIBOR Floating Rate Index,
$ 32,000,000	strike rate 5.01%, expires 2/6/07 (b)		15
	OTC U.S. dollar versus Australian Dollar,
100,000,000	strike price $96.25, expires 1/23/08 (b)		471,886
			4,877,554
	Put Options–0.0%
	7-Year Interest Rate Swap, Over-the-Counter, Pay 3-Month USD LIBOR Floating Rate Index,
32,000,000	strike rate 5.01%, expires 2/6/07 (b)		518,488
	Financial Future Euro, Chicago Mercantile Exchange,
1,877	strike price $90.50, expires 9/17/07		5
3,417	strike price $91.25, expires 6/18/07		9
7,370	strike price $91.50, expires 12/17/07		18
315	strike price $92, expires 3/19/07		1
			518,521
	Total Options Purchased (cost–$7,421,616)		5,396,075
	Total Investments before options written (cost–$2,002,514,345)–131.8%		2,002,357,063

Fixed Income SHares—Series C
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Contracts/ Notional Amount			Value*
OPTIONS WRITTEN (j)– (0.3)%
	Call Options–(0.3)%
	10-Year Interest Rate Swap, Over-the-Counter, Pay 3-Month GBP LIBOR Floating Rate Index,
£296,000,000	strike rate 4.85%, expires 3/14/08		$ (4,211,297)
	8-Year Interest Rate Swap, Over-the-Counter, Pay 3-Month GBP LIBOR Floating Rate Index,
£ 64,000,000	strike rate 4.85%, expires 6/15/07		(74,824)
	Fannie Mae, Over the Counter,
$100,000,000	strike price $99.37, expires 2/5/07 (b)		(100)
	Total Options Written (premiums received–$6,501,762)		(4,286,221)
	Total Investments net of options written (cost–$1,996,012,583)	131.5%	1,998,070,842
	Liabilities in excess of other assets	(31.5)%	(478,690,843)
	Net Assets	100.0%	$1,519,379,999

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Portfolio’s investments in senior floating rate loans (‘‘Senior Loans’’) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Board of Trustees. These procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturtity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.

(b)	Illiquid security.

(c)	144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2007.

(e)	Security in default.

(f)	Fair-valued security. Securities with an aggregate value of $16,347,960, representing 1.1% of net assets, have been fair-valued.

(g)	Principal Amount less than $500.

(h)	Inflationary Bonds — Principal amount of security is adjusted for inflation.

(i)	All or partial amount segregated as collateral for futures contracts, swaps, options written, when-issued or delayed-delivery securities.

(j)	Non-income producing.

Glossary:

£ – British Pound

€ – Euros

¥ – Japanese Yen

ADR – American Depositary Receipt

CAD – Canadian Dollar

CBO – Collateralized Bond Obligation

CMO – Collateralized Mortgage Obligation

FGIC – insured by Financial Guaranty Insurance Co.

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2007.

GBP – Great British Pound

GO – General Obligation Bond

IO – Interest Only

LIBOR – London Inter-Bank Offered Rate

MBS – Mortgage-Backed Securities

NR – Not Rated

OAT – Obligations Assimilables du Trésor

UNIT – More than one class of securities traded together.

VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2007.

Other Investments:

(1)	Futures contracts outstanding at January 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Depreciation
Long:	Euro Bund 10-yr. Futures	1,000	$13	5/24/07	$—
	Financial Future Euro – 90 day	3,041	721,401	3/17/08	(615,264)
	Financial Future Euro – 90 day	9,908	2,352,035	12/15/08	(4,277,643)
	U.S. Treasury Bonds Futures	61	6,718	3/21/07	(229,703)
	U.S. Treasury Notes 10-yr. Futures	1	107	3/21/07	(1,586)
Short:	Euro Bund 10-yr. Futures	(2,169)	931	2/21/07	(356,657)
					$(5,480,853)

(2)	Transactions in options written for the period ended January 31, 2007:

	Contracts/ Notional Amount	Premiums
Options outstanding, October 31, 2006	64,001,880	$1,250,688
Options written	396,000,000	5,538,714
Options terminated in closing transactions	(1,880)	(287,640)
Options outstanding, January 31, 2007	460,000,000	$6,501,762

(3)	Credit default swap contracts outstanding at January 31, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs
Anadarko Petroleum	$3,700	3/20/08	0.15%	$2,282
CSC Holdings	5,000	12/20/07	(0.55)%	(18,792)
Centex Corp.	2,300	3/20/17	(0.849)%	(5,638)
Ford Motor Credit	15,000	6/20/07	4.65%	319,108
International Paper	3,000	6/20/10	0.78%	53,512
Nordstrom Inc.	2,200	6/20/11	(0.18)%	(2,927)
Pulte Homes	2,300	3/20/17	(0.86)%	(5,666)
Southwest Airlines	2,000	6/20/11	(0.29)%	(1,766)
Washington Mutual	4,600	6/20/16	(0.39)%	(30,801)
Weyerhaeuser Co.	2,300	3/20/17	(1.02)%	(24,935)
Lehman Brothers
Brazil	4,400	7/20/13	2.02%	189,975
United Mexican States	1,000	1/20/17	0.67%	(2,486)
Procter & Gamble	40,200	9/20/208	0.07%	25,044
Starwood Hotels & Resort Worldwide	2,700	9/20/11	1.01%	20,134
Tool Brother	2,300	3/20/17	(1.20)%	(23,934)
Merrill Lynch
Apache	4,500	6/20/10	0.39%	44,520
Canada Natural Resources	1,800	3/20/10	0.32%	9,583
Centex Corp.	4,500	3/20/12	(0.45)%	(3,139)
Ford Motor Credit	1,100	9/20/10	3.80%	66,655
General Electric Credit	1,800	6/20/10	0.30%	13,803
Pulte Homes	4,500	3/20/12	(0.45)%	(3,140)
XTO Energy	1,300	3/20/10	0.38%	9,657
Morgan Stanley
Altria Group	2,500	12/20/10	0.95%	74,480
Cia Vale Do Dolce Sp	9,000	12/20/11	0.70%	32,665
Conoco	4,700	3/20/11	0.23%	23,804
Dow Jones CDX	41,900	12/20/11	0.40%	154,773
Dow Jones CDX	25,200	12/20/16	(0.65)%	(92,692)
GMAC	3,000	3/20/208	0.60%	5,980
Inco Ltd.	9,000	12/20/11	(0.50)%	(92,151)
Time Warner	5,000	9/20/10	0.58%	71,044
Walt Disney	1,400	6/20/11	(0.18)%	(5,502)
Whirlpool	2,300	3/20/17	(0.78)%	36,021
				$839,471

(4)	Interest rate swap agreements outstanding at January 31, 2007:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Portfolio	Payments received by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs	$38,500	12/20/16	5.00%	3 Month LIBOR	$(625,461)
Goldman Sachs	6,400	12/15/35	4.00%	6 Month LIBOR	139,966
Lehman Brothers	700,000	6/21/07	3 Month LIBOR	4.00%	(1,475,406)
Lehman Brothers	146,000	6/20/12	3 Month LIBOR	5.00%	(449,534)
Lehman Brothers	121,200	6/20/14	5.00%	3 Month LIBOR	2,189,187
Lehman Brothers	1,600	6/20/17	5.00%	3 Month LIBOR	55,640
Lehman Brothers	118,000	12/15/35	4.00%	6 Month LIBOR	3,057,520
Merrill Lynch	151,000	1/4/10	12.95%	BRL-CDI-Compounded	521,189
Merrill Lynch	750,000	11/4/16	8.17%	28-Day Mexico Interbank TIIE Banxico	(1,405,239)
Merrill Lynch	700	12/15/24	6.00%	3 Month LIBOR	(7,392)
Merrill Lynch	9,200	6/15/27	4.50%	3 Month Canadian Bank Bill	(242,830)
Morgan Stanley	372,000	1/4/10	12.78%	BRL-CDI-Compounded	1,301,443
Morgan Stanley	391,000	1/15/10	6.50%	6 Month Australian Bank Bill	52,285
Morgan Stanley	109,000	11/4/16	8.17%	28-Day Mexico Interbank TIIE Banxico	(217,374)
Morgan Stanley	15,500,000	12/15/35	6 Month LIBOR	3.00%	(2,631,790)
Morgan Stanley	443,300	6/20/209	5.00%	3 Month LIBOR	(2,949,674)
					$(2,687,470)

LIBOR – London Interbank Offered Rate

The Fund received $500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5)	Forward foreign currency contracts outstanding at January 31, 2007:

	U.S. $ Value Origination Date	U.S. $ Value January 31, 2007	Unrealized Appreciation (Depreciation)
Purchased:
19,300,000 Australian Dollar settling 2/1/07	$15,298,143	$14,949,386	$(348,758)
140,000 Australian Dollar settling 2/21/07	110,019	108,384	(1,634)
9,539,180 Brazilian Real settling 5/3/07	4,335,762	4,428,846	93,083
111,000,000 Chilean Peso settling 5/8/07	210,918	203,934	(6,985)
400,455,000 Chilean Peso settling 6/19/07	759,473	735,952	(23,521)
99,582,734 Euro Currency settling 2/27/07	129,196,647	129,567,039	370,392
25,496,000 Indian Rupee settling 2/26/07	543,046	575,785	32,740
8,190,000 Indian Rupee settling 3/20/07	176,509	184,483	7,974
1,855,540,600 Japanese Yen settling 2/1/07	15,287,667	15,342,202	54,535
11,334,200 Japanese Yen settling 2/15/07	97,115,879	93,893,441	(3,222,438)
47,852,880 Mexican Peso settling 4/18/07	4,366,785	4,315,969	(50,816)
12,499,066 Polish Zloty settling 4/18/07	4,299,252	4,162,199	(137,053)
110,354,200 Russian Ruble settling 3/15/07	4,188,469	4,164,606	(23,863)
67,489,042 Russian Ruble settling 3/19/07	2,570,761	2,547,173	(23,588)
3,376,458 Russian Ruble settling 11/2/07	127,174	127,422	249
6,107,000 Taiwan Dollar settling 2/26/07	189,196	185,759	(3,437)
155,000 Singapore Dollar settling 3/21/07	98,676	101,127	2,451
5,094,241 Singapore Dollar settling 4/18/07	3,320,000	3,328,582	8,582
1,245,000 Singapore Dollar settling 4/30/07	814,492	814,007	(485)
2,596,750 South African Rand settling 5/16/07	339,420	353,978	14,558
108,905,000 South Korean Won settling 2/26/07	113,751	115,726	1,975
661,014,000 South Korean Won settling 3/21/07	694,051	702,706	8,655
197,700,000 South Korean Won settling 3/26/07	213,384	210,188	(3,195)
3,075,980 South Korean Won settling 4/18/07	3,320,000	3,271,623	(48,377)
Sold:
19,300,000 Australian Dollar settling 2/1/07	15,287,667	14,949,386	338,282
782,000 Australian Dollar settling 2/21/07	609,553	605,403	4,150
1,200,000 Canadian Dollar settling 2/22/07	1,021,285	1,017,255	4,031
167,968,000 Euro Currency settling 2/27/07	218,123,329	218,543,071	(419,742)
1,855,361,110 Japanese Yen settling 2/1/07	15,298,143	15,340,718	(42,575)
11,679,775,400 Japanese Yen settling 2/15/07	96,509,555	96,756,216	(246,660)
2,714,000 Pound Sterling settling 2/22/07	5,244,642	5,312,275	(67,633)
			$(3,729,103)

(6)	Short sales outstanding at January 31, 2007:

Type	Coupon	Maturity	Par	Proceeds	Value
Government National Mortgage Association	5.50%	4/25/10	3,100,000	$3,078,566	$3,069,000

Item 1. Series M Schedule of Investments

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES–232.8%
	Fannie Mae–183.4%
$ 864	3.85%, 10/1/08	Aaa/AAA	$ 846,442
3,695	4.00%, 11/25/19, CMO	Aaa/AAA	3,359,327
8,031	4.039%, 1/1/34, FRN, MBS	Aaa/AAA	7,961,515
300	4.50%, 11/25/14, CMO	Aaa/AAA	295,287
30,535	4.50%, 1/25/25, CMO	Aaa/AAA	30,079,587
8,500	4.50%, 11/25/26, CMO	Aaa/AAA	7,665,676
661	4.573%, 12/1/34, FRN, MBS	Aaa/AAA	652,169
947	4.633%, 10/1/34, FRN, MBS	Aaa/AAA	938,306
128	4.791%, 9/1/32, FRN, MBS	Aaa/AAA	128,774
1,355	4.842%, 4/1/35, FRN, MBS	Aaa/AAA	1,348,266
601	4.857%, 1/1/33, FRN, MBS	Aaa/AAA	593,132
2,235	4.874%, 1/1/33, FRN, MBS	Aaa/AAA	2,241,392
6,717	4.95%, 11/1/35, FRN, MBS	Aaa/AAA	6,711,220
1,123	4.965%, 2/1/33, FRN, MBS	Aaa/AAA	1,113,452
2,231	5.00%, 9/25/14, CMO	Aaa/AAA	2,205,935
200	5.00%, 1/25/16, CMO	Aaa/AAA	197,473
2,618	5.00%, 1/1/19, MBS	Aaa/AAA	2,567,228
11,936	5.00%, 6/1/19, MBS	Aaa/AAA	11,690,424
3,162	5.00%, 7/1/19, MBS	Aaa/AAA	3,097,010
7,406	5.00%, 8/1/19, MBS	Aaa/AAA	7,253,464
9,019	5.00%, 9/1/19, MBS	Aaa/AAA	8,837,241
3,301	5.00%, 10/1/19, MBS	Aaa/AAA	3,233,018
3,457	5.00%, 11/1/19, MBS	Aaa/AAA	3,386,140
3,507	5.00%, 12/1/19, MBS	Aaa/AAA	3,434,359
6,758	5.00%, 1/1/20, MBS	Aaa/AAA	6,619,190
3,424	5.00%, 2/1/20, MBS	Aaa/AAA	3,352,079
311	5.00%, 3/1/20, MBS	Aaa/AAA	304,730
735	5.00%, 4/1/20, MBS	Aaa/AAA	719,967
2,479	5.00%, 5/1/20, MBS	Aaa/AAA	2,426,745
1,631	5.00%, 6/1/20, MBS	Aaa/AAA	1,596,971
30,069	5.00%, 7/1/20, MBS	Aaa/AAA	29,433,818
47,241	5.00%, 8/1/20, MBS	Aaa/AAA	46,243,767
26,953	5.00%, 9/1/20, MBS	Aaa/AAA	26,383,724
12,469	5.00%, 10/1/20, MBS	Aaa/AAA	12,205,860
3,333	5.00%, 11/1/20, MBS	Aaa/AAA	3,262,210
394	5.00%, 12/1/20, MBS	Aaa/AAA	385,646
2,137	5.00%, 1/1/21, MBS	Aaa/AAA	2,091,595
4,474	5.00%, 2/1/21, MBS	Aaa/AAA	4,379,717
1,393	5.00%, 10/1/21, MBS	Aaa/AAA	1,362,921
98,000	5.00%, 2/1/22, MBS (c)	Aaa/AAA	95,886,924
1,007	5.00%, 2/1/22, MBS	Aaa/AAA	985,215
365,500	5.00%, 3/1/22, MBS (c)	Aaa/AAA	357,504,687
—(f)	5.00%, 11/1/33, MBS	Aaa/AAA	51
807	5.00%, 9/1/35, MBS	Aaa/AAA	774,871
276,030	5.00%, 10/1/35, MBS (j)	Aaa/AAA	265,102,658
129,990	5.00%, 2/1/36, MBS	Aaa/AAA	124,844,222
88,500	5.00%, 12/1/37, MBS (c)	Aaa/AAA	84,932,388

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$ 1,204	5.116%, 12/1/32, FRN, MBS	Aaa/AAA	$ 1,214,632
144	5.125%, 1/1/18, FRN, MBS	Aaa/AAA	145,664
110	5.134%, 5/1/18, FRN, MBS	Aaa/AAA	111,552
1,850	5.163%, 5/1/33, FRN, MBS	Aaa/AAA	1,867,496
3,971	5.20%, 4/1/28, MBS	Aaa/AAA	3,893,157
87	5.308%, 6/1/20, FRN, MBS	Aaa/AAA	87,038
97	5.34%, 5/1/17, FRN, MBS	Aaa/AAA	97,014
148	5.50%, 4/1/16, MBS	Aaa/AAA	148,062
43,000	5.50%, 3/1/22, MBS (c)	Aaa/AAA	42,811,875
1,163	5.50%, 2/25/24, CMO	Aaa/AAA	1,151,150
1,087	5.50%, 10/1/32, MBS	Aaa/AAA	1,071,939
1,714	5.50%, 11/1/32, MBS	Aaa/AAA	1,691,505
137	5.50%, 12/1/32, MBS	Aaa/AAA	135,217
2,965	5.50%, 1/1/33, MBS	Aaa/AAA	2,925,233
3,220	5.50%, 2/1/33, MBS	Aaa/AAA	3,176,963
380	5.50%, 3/1/33, MBS	Aaa/AAA	374,611
228	5.50%, 4/1/33, MBS	Aaa/AAA	224,890
1,559	5.50%, 5/1/33, MBS	Aaa/AAA	1,537,336
1,006	5.50%, 6/1/33, MBS	Aaa/AAA	991,976
187	5.50%, 7/1/33, MBS	Aaa/AAA	184,270
623	5.50%, 8/1/33, MBS	Aaa/AAA	614,052
3,619	5.50%, 9/1/33, MBS	Aaa/AAA	3,569,852
67	5.50%, 10/1/33, MBS	Aaa/AAA	65,992
67	5.50%, 11/1/33, MBS	Aaa/AAA	65,733
4,330	5.50%, 12/1/33, MBS	Aaa/AAA	4,270,976
8,082	5.50%, 1/1/34, MBS	Aaa/AAA	7,971,582
351	5.50%, 2/1/34, MBS	Aaa/AAA	346,559
431	5.50%, 3/1/34, MBS	Aaa/AAA	425,259
23	5.50%, 4/1/34, MBS	Aaa/AAA	23,049
1,120	5.50%, 5/1/34, MBS	Aaa/AAA	1,103,573
567	5.50%, 1/1/35, MBS	Aaa/AAA	559,278
750	5.50%, 4/1/35, MBS	Aaa/AAA	738,374
752	5.50%, 5/1/35, MBS	Aaa/AAA	740,408
1,162	5.50%, 6/1/35, MBS	Aaa/AAA	1,143,451
788	5.50%, 7/1/35, MBS	Aaa/AAA	775,581
602	5.50%, 12/1/35, MBS	Aaa/AAA	592,782
9,889	5.50%, 1/1/36, MBS	Aaa/AAA	9,734,860
9,360	5.50%, 2/1/36, MBS	Aaa/AAA	9,209,432
14,797	5.50%, 3/1/36, MBS	Aaa/AAA	14,558,581
10,390	5.50%, 4/1/36, MBS	Aaa/AAA	10,227,856
4,122	5.50%, 6/1/36, MBS	Aaa/AAA	4,055,235
348	5.50%, 7/1/36, MBS	Aaa/AAA	342,704
166,000	5.50%, 3/1/37, MBS (c)	Aaa/AAA	163,250,708
36,000	5.50%, 12/1/37, MBS (c)	Aaa/AAA	35,415,000
30	5.73%, 3/25/09, CMO, FRN	Aaa/AAA	30,294
1,847	5.771%, 9/1/35, FRN, MBS	Aaa/AAA	1,872,894
135	5.794%, 8/25/21, CMO, FRN	Aaa/AAA	136,173
49	5.817%, 3/25/41, CMO, FRN	Aaa/AAA	49,146

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$ 47	5.830%, 5/25/42, CMO, FRN	Aaa/AAA	$ 47,563
17	6.00%, 3/25/31, CMO	Aaa/AAA	17,249
648	6.00%, 12/1/31, MBS	Aaa/AAA	653,611
24	6.00%, 1/1/33, MBS	Aaa/AAA	23,983
20	6.00%, 3/1/34, MBS	Aaa/AAA	20,203
35	6.00%, 7/1/34, MBS	Aaa/AAA	35,235
2	6.00%, 9/1/34, MBS	Aaa/AAA	2,268
724	6.00%, 10/1/34, MBS	Aaa/AAA	728,366
154	6.00%, 2/1/35, MBS	Aaa/AAA	154,164
130	6.00%, 5/1/35, MBS	Aaa/AAA	130,725
142	6.00%, 11/1/35, MBS	Aaa/AAA	142,965
976	6.00%, 12/1/35, MBS	Aaa/AAA	979,988
3,829	6.00%, 1/1/36, MBS	Aaa/AAA	3,844,494
8,577	6.00%, 2/1/36, MBS	Aaa/AAA	8,611,631
8,593	6.00%, 3/1/36, MBS	Aaa/AAA	8,627,015
2,959	6.00%, 5/1/36, MBS	Aaa/AAA	2,971,534
10,739	6.00%, 6/1/36, MBS	Aaa/AAA	10,782,007
13,682	6.00%, 7/1/36, MBS	Aaa/AAA	13,736,641
43,705	6.00%, 8/1/36, MBS	Aaa/AAA	43,879,340
20,811	6.00%, 9/1/36, MBS	Aaa/AAA	20,894,049
63,505	6.00%, 10/1/36, MBS	Aaa/AAA	63,757,840
5,517	6.00%, 11/1/36, MBS	Aaa/AAA	5,539,206
943,000	6.00%, 2/1/37, MBS (c)	Aaa/AAA	946,536,250
188	6.144%, 12/25/08, CMO, FRN	Aaa/AAA	189,771
2	6.50%, 2/25/09, CMO	Aaa/AAA	2,427
12	6.50%, 4/1/24, MBS	Aaa/AAA	11,828
6	6.50%, 1/1/26, MBS	Aaa/AAA	5,993
330	6.50%, 7/18/27, CMO	Aaa/AAA	335,716
280	6.50%, 1/1/29, MBS	Aaa/AAA	287,218
214	6.50%, 2/1/32, MBS	Aaa/AAA	219,180
7	6.50%, 3/1/32, MBS	Aaa/AAA	7,477
218	6.50%, 10/1/33, MBS	Aaa/AAA	221,974
174,000	6.50%, 2/1/37, MBS (c)	Aaa/AAA	176,936,250
15,000	6.50%, 3/1/37, MBS (c)	Aaa/AAA	15,248,430
591	6.512%, 5/1/34, FRN, MBS	Aaa/AAA	599,151
2,329	6.543%, 1/1/20, FRN, MBS	Aaa/AAA	2,371,615
1,331	6.571%, 5/1/28, FRN, MBS	Aaa/AAA	1,335,407
934	6.646%, 9/1/32, FRN, MBS	Aaa/AAA	939,999
1,356	6.919%, 1/1/22, FRN, MBS	Aaa/AAA	1,382,408
53	7.00%, 3/25/31, CMO	Aaa/AAA	53,429
136	7.01%, 8/1/22, MBS	Aaa/AAA	140,002
63	7.01%, 11/1/22, MBS	Aaa/AAA	65,209
110	7.176%, 10/1/32, FRN, MBS	Aaa/AAA	110,768
48	7.25%, 8/1/32, FRN, MBS	Aaa/AAA	48,430
108	7.267%, 11/1/32, FRN, MBS	Aaa/AAA	109,899
235	7.335%, 9/1/27, FRN, MBS	Aaa/AAA	236,816
31	7.50%, 9/1/30, MBS	Aaa/AAA	32,634
27	7.50%, 12/1/30, MBS	Aaa/AAA	28,391

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$ 3	7.50%, 7/1/31, MBS	Aaa/AAA	$ 2,894
78	7.50%, 8/1/31, MBS	Aaa/AAA	80,927
89	7.50%, 11/1/31, MBS	Aaa/AAA	93,127
13	7.806%, 2/1/25, FRN, MBS	Aaa/AAA	13,007
499	11.00%, 7/15/20, MBS	Aaa/AAA	560,778
			2,850,155,239
	Freddie Mac–30.9%
1,372	3.354%, 5/1/34, FRN, MBS	Aaa/AAA	1,324,438
4,785	3.60%, 12/5/08	AAA/AAA	4,659,906
900	4.00%, 10/15/09	AAA/AAA	874,812
2,475	4.00%, 12/15/17, CMO	Aaa/AAA	2,463,203
45	4.50%, 5/15/18, CMO	Aaa/AAA	42,293
14,593	4.934%, 6/1/35, FRN, MBS	Aaa/AAA	14,485,731
71	5.00%, 7/1/34, MBS	Aaa/AAA	68,567
51	5.00%, 4/1/35, MBS	Aaa/AAA	49,173
832	5.00%, 9/1/35, MBS	Aaa/AAA	799,588
46	5.00%, 12/1/35, MBS	Aaa/AAA	44,323
98,000	5.00%, 2/1/37, MBS (c)	Aaa/AAA	94,141,250
42,000	5.00%, 3/1/37, MBS (c)	Aaa/AAA	40,346,250
1,202	5.059%, 10/1/32, FRN, MBS	Aaa/AAA	1,215,303
987	5.115%, 10/1/32, FRN, MBS	Aaa/AAA	984,621
149	5.183%, 8/1/32, FRN, MBS	Aaa/AAA	151,409
78	5.47%, 7/1/32, FRN, MBS	Aaa/AAA	78,946
16	5.50%, 5/15/15, CMO	Aaa/AAA	15,913
29,325	5.50%, 3/15/22, CMO	Aaa/AAA	29,343,587
437	5.50%, 1/1/35, MBS	Aaa/AAA	430,846
991	5.50%, 6/1/35, MBS	Aaa/AAA	977,971
202,000	5.50%, 2/1/37, MBS (c)	Aaa/AAA	198,843,750
283	5.509%, 8/1/32, FRN, MBS	Aaa/AAA	282,839
10,686	5.73%, 8/15/32, CMO, FRN	Aaa/AAA	10,774,201
655	5.78%, 9/15/16, CMO, FRN	Aaa/AAA	661,145
194	5.78%, 8/15/29, CMO, FRN	Aaa/AAA	195,858
129	5.78%, 12/15/31, CMO, FRN	Aaa/AAA	129,679
107	5.799%, 1/1/33, FRN, MBS	Aaa/AAA	108,773
33	5.83%, 9/15/30, CMO, FRN	Aaa/AAA	33,170
114	5.831%, 8/1/32, FRN, MBS	Aaa/AAA	114,731
49	5.88%, 3/15/32, CMO, FRN	Aaa/AAA	49,417
946	5.93%, 5/15/29, CMO, FRN	Aaa/AAA	948,998
57	6.00%, 7/1/08, MBS	Aaa/AAA	57,168
182	6.00%, 8/15/16, CMO	Aaa/AAA	184,109
1,568	6.00%, 4/1/17, MBS	Aaa/AAA	1,588,346
163	6.00%, 5/1/17, MBS	Aaa/AAA	165,045
195	6.00%, 6/1/17, MBS	Aaa/AAA	197,383
401	6.00%, 7/1/17, MBS	Aaa/AAA	406,638
3,300	6.00%, 12/15/28, CMO	Aaa/AAA	3,298,442
139	6.025%, 3/15/20, CMO, FRN	Aaa/AAA	139,594
223	6.025%, 2/15/24, CMO, FRN	Aaa/AAA	223,611

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$ 654	6.026%, 2/1/33, FRN, MBS	Aaa/AAA	$ 669,526
26	6.075%, 10/15/19, CMO, FRN	Aaa/AAA	25,765
333	6.325%, 12/15/13, CMO, FRN	Aaa/AAA	338,069
354	6.395%, 1/1/32, FRN, MBS	Aaa/AAA	355,300
1,018	6.485%, 3/1/32, FRN, MBS	Aaa/AAA	1,026,913
278	6.50%, 8/15/16, CMO	Aaa/AAA	283,955
56	6.50%, 12/15/23, CMO	Aaa/AAA	57,685
64,000	6.50%, 2/1/37, MBS (c)	Aaa/AAA	65,080,000
207	6.525%, 9/15/22, CMO, FRN	Aaa/AAA	208,305
312	6.615%, 4/1/32, FRN, MBS	Aaa/AAA	318,438
55	6.725%, 8/15/23, FRN, CMO	Aaa/AAA	57,209
574	6.742%, 2/1/29, FRN, MBS	Aaa/AAA	583,351
41	7.00%, 4/1/29, MBS	Aaa/AAA	42,156
3	7.00%, 12/1/29, MBS	Aaa/AAA	3,105
—(f)	7.00%, 1/1/30, MBS	Aaa/AAA	319
16	7.00%, 2/1/30, MBS	Aaa/AAA	16,819
47	7.00%, 3/1/30, MBS	Aaa/AAA	48,514
2	7.00%, 6/1/30, MBS	Aaa/AAA	2,398
133	7.031%, 8/1/29, FRN, MBS	Aaa/AAA	135,238
91	7.075%, 7/1/29, FRN, MBS	Aaa/AAA	92,914
327	7.50%, 8/15/30, CMO	Aaa/AAA	334,105
			480,581,111
	Government National Mortgage Association–18.5%
15	3.75%, 8/20/17, FRN, MBS	Aaa/AAA	15,290
14	3.75%, 7/20/20, FRN, MBS	Aaa/AAA	14,195
9	3.75%, 7/20/21, FRN, MBS	Aaa/AAA	8,591
16	3.75%, 8/20/21, FRN, MBS	Aaa/AAA	16,383
29	3.75%, 9/20/21, FRN, MBS	Aaa/AAA	28,952
6	3.75%, 8/20/25, FRN, MBS	Aaa/AAA	5,999
21	3.75%, 9/20/25, FRN, MBS	Aaa/AAA	21,691
14	3.75%, 8/20/26, FRN, MBS	Aaa/AAA	14,147
12	3.75%, 7/20/27, FRN, MBS	Aaa/AAA	11,833
17	3.75%, 9/20/27, FRN, MBS	Aaa/AAA	16,914
39	3.75%, 3/20/30, FRN, MBS	Aaa/AAA	39,363
17	4.125%, 10/20/25, FRN, MBS	Aaa/AAA	17,162
13	4.125%, 11/20/25, FRN, MBS	Aaa/AAA	12,722
16	4.125%, 10/20/26, FRN, MBS	Aaa/AAA	16,388
33	4.125%, 10/20/27, FRN, MBS	Aaa/AAA	33,819
12	4.375%, 1/20/18, FRN, MBS	Aaa/AAA	12,115
105	4.375%, 5/20/18, FRN, MBS	Aaa/AAA	105,960
94	4.375%, 4/20/19, FRN, MBS	Aaa/AAA	94,925
21	4.375%, 5/20/19, FRN, MBS	Aaa/AAA	21,584
23	4.375%, 6/20/21, FRN, MBS	Aaa/AAA	23,348
47	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	47,744
14	4.375%, 4/20/22, FRN, MBS	Aaa/AAA	13,941
29	4.375%, 5/20/22, FRN, MBS	Aaa/AAA	29,378
46	4.375%, 2/20/23, FRN, MBS	Aaa/AAA	46,133

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Government National Mortgage Association (continued)
$ 44	4.375%, 3/20/23, FRN, MBS	Aaa/AAA	$ 44,360
45	4.375%, 4/20/23, FRN, MBS	Aaa/AAA	45,776
247	4.375%, 4/20/24, FRN, MBS	Aaa/AAA	248,878
16	4.375%, 5/20/24, FRN, MBS	Aaa/AAA	15,913
6	4.375%, 4/20/25, FRN, MBS	Aaa/AAA	5,795
16	4.375%, 5/20/25, FRN, MBS	Aaa/AAA	16,476
38	4.375%, 6/20/25, FRN, MBS	Aaa/AAA	38,017
21	4.375%, 1/20/26, FRN, MBS	Aaa/AAA	21,167
25	4.375%, 6/20/26, FRN, MBS	Aaa/AAA	25,010
12	4.375%, 1/20/27, FRN, MBS	Aaa/AAA	12,463
32	4.375%, 4/20/27, FRN, MBS	Aaa/AAA	31,920
66	4.375%, 6/20/27, FRN, MBS	Aaa/AAA	66,675
9	4.375%, 2/20/28, FRN, MBS	Aaa/AAA	8,976
41	4.375%, 4/20/28, FRN, MBS	Aaa/AAA	41,489
52	4.375%, 4/20/29, FRN, MBS	Aaa/AAA	51,920
109	4.375%, 6/20/29, FRN, MBS	Aaa/AAA	109,585
56	4.375%, 5/20/30, FRN, MBS	Aaa/AAA	56,380
79	4.375%, 5/20/32, FRN, MBS	Aaa/AAA	79,084
121	4.375%, 6/20/32, FRN, MBS	Aaa/AAA	121,902
39	4.38%, 2/20/28, FRN, MBS	Aaa/AAA	39,292
21	4.38%, 4/20/28, FRN, MBS	Aaa/AAA	20,657
7	4.50%, 8/20/18, FRN, MBS	Aaa/AAA	7,453
115	4.50%, 8/20/28, FRN, MBS	Aaa/AAA	115,232
66	4.50%, 7/20/29, FRN, MBS	Aaa/AAA	66,713
2,075	4.75%, 8/20/23, FRN, MBS	Aaa/AAA	2,091,171
78	4.75%, 8/20/25, FRN, MBS	Aaa/AAA	79,190
91	4.875%, 6/20/22, FRN, MBS	Aaa/AAA	91,739
150	5.00%, 2/20/29, CMO	Aaa/AAA	148,120
203	5.125%, 11/20/23, FRN, MBS	Aaa/AAA	205,251
837	5.25%, 1/20/28, FRN, MBS	Aaa/AAA	841,245
85	5.25%, 2/20/28, FRN, MBS	Aaa/AAA	85,555
235	5.25%, 1/20/30, FRN, MBS	Aaa/AAA	236,143
398	5.375%, 3/20/17, FRN, MBS	Aaa/AAA	399,276
1,049	5.375%, 2/20/22, FRN, MBS	Aaa/AAA	1,057,140
38	5.375%, 4/20/22, FRN, MBS	Aaa/AAA	38,274
124	5.375%, 2/20/27, FRN, MBS	Aaa/AAA	124,540
126	5.375%, 3/20/28, FRN, MBS	Aaa/AAA	127,354
473	5.50%, 6/15/29, MBS	Aaa/AAA	469,426
121	5.50%, 3/20/31, FRN, MBS	Aaa/AAA	122,031
103	5.50%, 3/20/32, FRN, MBS	Aaa/AAA	103,495
318	5.50%, 12/15/32, MBS	Aaa/AAA	315,249
1,619	5.50%, 1/15/34, MBS	Aaa/AAA	1,604,112
1,278	5.50%, 3/15/34, MBS	Aaa/AAA	1,266,115
36	5.50%, 4/15/34, MBS	Aaa/AAA	35,450
1,651	5.50%, 12/15/34, MBS	Aaa/AAA	1,635,916
316	5.50%, 2/15/35, MBS	Aaa/AAA	313,148
2,171	5.50%, 3/15/35, MBS	Aaa/AAA	2,150,363
1,504	5.50%, 6/15/35, MBS	Aaa/AAA	1,489,742

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Government National Mortgage Association (continued)
$ 309	5.50%, 7/15/35, MBS	Aaa/AAA	$ 306,495
757	5.50%, 8/15/35, MBS	Aaa/AAA	750,024
7,029	5.50%, 9/15/35, MBS	Aaa/AAA	6,962,058
17,386	5.50%, 10/15/35, MBS	Aaa/AAA	17,227,508
2,985	5.50%, 11/15/35, MBS	Aaa/AAA	2,956,523
1,662	5.50%, 12/15/35, MBS	Aaa/AAA	1,646,042
2,398	5.50%, 1/15/36, MBS	Aaa/AAA	2,374,628
1,940	5.50%, 2/15/36, MBS	Aaa/AAA	1,920,607
6,184	5.50%, 3/15/36, MBS	Aaa/AAA	6,123,225
1,110	5.50%, 4/15/36, MBS	Aaa/AAA	1,098,895
375	5.50%, 5/15/36, MBS	Aaa/AAA	371,801
84,000	5.50%, 2/1/37, MBS (c)	Aaa/AAA	83,160,000
67	5.67%, 6/20/32, CMO, FRN	Aaa/AAA	67,814
1,857	5.875%, 10/20/27, CMO, FRN	Aaa/AAA	1,874,882
55	6.00%, 3/20/13, CMO	Aaa/AAA	55,180
47,825	6.00%, 7/20/32, CMO	Aaa/AAA	47,793,778
72	6.00%, 3/15/33, MBS	Aaa/AAA	72,636
641	6.00%, 6/15/36, MBS	Aaa/AAA	647,338
865	6.00%, 7/15/36, MBS	Aaa/AAA	874,082
94,000	6.00%, 2/1/37, MBS (c)	Aaa/AAA	94,910,672
4	6.50%, 5/15/23, MBS	Aaa/AAA	3,776
2	6.50%, 8/15/23, MBS	Aaa/AAA	2,557
1	6.50%, 12/15/23, MBS	Aaa/AAA	790
			288,191,066
	Total U.S. Government Agency Securities (cost–$3,631,811,516)		3,618,927,416
MORTGAGE-BACKED SECURITIES–15.3%
7,356	Adjustable Rate Mortgage Trust, 4.627%, 5/25/35, CMO, VRN	Aaa/AAA	7,221,291
3,955	Banc of America Funding Corp., 4.626%, 2/20/36, CMO, FRN	NR/AAA	3,892,278
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
506	4.65%, 1/25/34	Aaa/AAA	504,206
146	4.667%, 1/25/35	Aaa/AAA	142,789
700	4.978%, 2/25/34	Aaa/AAA	691,104
	Bear Stearns Alt-A Trust, CMO, VRN,
9,681	4.697%, 6/25/34	Aaa/AA+	9,650,318
359	5.406%, 5/25/35	Aaa/AAA	358,443
62	Bear Stearns Mortgage Securities, Inc., 6.729%, 3/25/31, CMO, VRN	Aaa/NR	62,928
11,280	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (b)	Aaa/NR	11,283,859
1,773	Citigroup Mortgage Loan Trust, Inc., 4.70%, 12/25/35, CMO, FRN	Aaa/AAA	1,744,854
3,505	Commercial Capital Access One, Inc., 7.621%, 11/15/28, CMO, VRN (b)	NR/NR	3,628,244

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Commercial Mortgage, pass through certificates, CMO (b),
$ 7,000	5.362%, 2/5/19	NR/AAA	$ 6,984,280
2,000	5.468%, 2/5/19, VRN	NR/AA	2,006,064
	Countrywide Alternative Loan Trust, CMO, FRN,
12,153	5.55%, 5/25/35	Aaa/AAA	12,180,827
9,773	5.59%, 12/25/35	Aaa/AAA	9,795,822
115	Countrywide Home Loan Mortgage Pass-Through Trust, 5.59%, 2/25/35, CMO, FRN	Aaa/AAA	115,455
	Countrywide Home Loans, CMO, FRN,
3,545	5.64%, 3/25/35	Aaa/AAA	3,550,347
4,477	5.65%, 3/25/35	Aaa/AAA	4,493,647
2,284	5.72%, 2/25/35	Aaa/AAA	2,296,563
1,400	5.924%, 4/25/35 (e)	Aaa/AAA	1,406,351
66	Credit-Suisse First Boston Mortgage Securities Corp., 1.978%, 3/25/32, CMO, FRN (b)	Aaa/AAA	65,815
13,318	First Horizon Asset Securities, Inc., 5.73%, 11/25/33, CMO, FRN	NR/AAA	13,328,805
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO (b)	NR/BBB	884,395
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (b)	NR/AAA	1,570,642
975	GSR Mortgage Loan Trust, 4.634%, 4/25/35, CMO, VRN	Aaa/AAA	967,084
	Harborview Mortgage Loan Trust, CMO, FRN,
8,796	5.51%, 2/19/46	Aaa/AAA	8,786,089
9,160	5.54%, 5/19/35	Aaa/AAA	9,185,942
36,290	Hilton Hotel Pool Trust, 0.61%, 10/3/15, CMO, IO, VRN (b)	Aaa/AA	823,123
2,684	Indymac Index Mortgage Loan Trust, 5.61%, 3/25/35, CMO, FRN	Aaa/AAA	2,694,473
2,000	JP Morgan Chase Commercial Mortgage Securities Corp., 6.465%, 11/15/35, CMO	NR/AAA	2,084,040
4,370	JP Morgan Mortgage Trust, 4.351%, 9/25/34, CMO, FRN	Aaa/AAA	4,306,838
2,331	LB-UBS Commercial Mortgage Trust, 3.17%, 12/15/26, CMO	Aaa/AAA	2,308,123
100	MASTR Adjustable Rate Mortgage Trust, 3.786%, 11/21/34, CMO, FRN	Aaa/AAA	96,675
	MASTR Reperforming Loan Trust, CMO,
4,564	7.00%, 5/25/35 (b)	Aaa/AAA	4,643,302
6,814	7.50%, 7/25/35	Aaa/AAA	7,027,255
3,907	8.00%, 7/25/35	Aaa/AAA	4,056,707
616	Mellon Residential Funding Corp., 5.81%, 10/20/29, CMO, FRN	NR/AAA	619,663
	MLCC Mortgage Investors, Inc., CMO, FRN,
288	5.70%, 3/15/25	Aaa/AAA	288,919
879	5.87%, 7/25/29	Aaa/AAA	881,341
1,075	Morgan Stanley Dean Witter Capital I, 4.60%, 3/25/33, CMO, FRN	Aaa/AAA	1,073,303
90	Residential Asset Securitization Trust, 5.82%, 3/25/33, CMO, FRN	Aaa/AAA	90,230
12,576	Residential Funding Mortgage Sec I, 4.603%, 3/25/35, CMO, VRN	Aaa/AAA	12,469,296

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
$ 713	5.067%, 10/25/34, VRN	Aaa/AAA	$ 719,564
81	5.45%, 1/25/36, VRN	Aaa/AAA	80,705
2,522	5.82%, 6/25/34, FRN	Aaa/AAA	2,532,411
2,327	6.333%, 5/25/35, FRN (e)	Aaa/AAA	2,347,420
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
19,643	5.51%, 6/25/36	Aaa/AAA	19,666,427
9,302	5.55%, 5/25/36	Aaa/AAA	9,315,371
2,075	5.67%, 3/19/34	Aaa/AAA	2,078,457
2,918	5.70%, 12/19/33	Aaa/AAA	2,916,654
	Structured Asset Securities Corp., CMO, FRN,
492	5.004%, 2/25/34	Aaa/AAA	492,066
24	6.926%, 5/25/32	Aaa/AAA	24,324
2,352	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	NR/NR	2,383,537
	Washington Mutual, Inc., CMO, FRN,
2,363	5.135%, 10/25/32	Aaa/AA+	2,350,698
3,290	5.135%, 10/25/32	Aaa/AAA	3,277,209
61	5.59%, 12/25/45	Aaa/AAA	60,910
2,080	5.65%, 1/25/45	Aaa/AAA	2,085,623
1,816	5.745%, 11/25/34	Aaa/AAA	1,824,140
10,855	5.765%, 10/25/44	Aaa/AAA	10,901,868
	Wells Fargo Mortgage Backed Securities Trust, CMO,
12,200	4.319%, 7/25/35, FRN	Aaa/AAA	11,922,848
1,542	4.56%, 1/25/35, FRN	Aaa/AAA	1,514,606
750	4.675%, 8/25/34, FRN	Aaa/AAA	722,903
669	5.00%, 6/25/18	Aaa/AAA	650,203
	Total Mortgage-Backed Securities (cost–$239,049,368)		238,129,674
ASSET-BACKED SECURITIES–7.8%
2,012	Aames Mortgage Investment Trust, 5.73%, 10/25/35, FRN	NR/AAA	2,016,577
2,380	ACE Securities Corp., 5.40%, 12/25/35, FRN	Aaa/AAA	2,382,367
133	Amortizing Residential Collateral Trust, 5.60%, 6/25/32, FRN	NR/AAA	133,529
2,186	Bayview Financial Asset Trust, 5.72%, 12/25/39, FRN (b)	Aaa/NR	2,195,260
	Bear Stearns Asset Backed Securities, Inc., FRN,
84	5.58%, 6/25/35	NR/AAA	84,311
6,018	5.92%, 6/15/43	Aaa/AAA	6,067,779
72	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (b)	NR/NR	72,507
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	749,943
1,749	Conseco Recreational Enthusiast Consumer Trust, 5.55%, 8/15/25	Aa2/AA−	1,746,997
	Countrywide Asset-Backed Certificates, FRN,
9,945	5.41%, 1/25/46	Aaa/AAA	9,952,539
692	5.80%, 11/25/33 (b)	Aaa/AAA	695,916
2,204	5.81%, 12/25/31	Aaa/AAA	2,205,910
1,302	Credit-Based Asset Servicing & Securitization, 5.78%, 11/25/33, FRN	Aaa/AAA	1,304,061
2,115	Credit Suisse First Boston Mortgage Securities Corp., 5.58%, 1/25/43, FRN (b)	Aaa/AAA	2,117,346
2,488	Denver Arena Trust, 6.94%, 11/15/19 (b)	NR/NR	2,513,767

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$ 74	EMC Mortgage Loan Trust, 5.70%, 5/25/40, FRN (b)	Aaa/AAA	$ 74,236
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
2,491	5.71%, 10/25/34	Aaa/AAA	2,493,495
5,730	5.73%, 4/25/35	Aa1/AA+	5,754,192
20	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA+	19,777
70	Fremont Home Loan Owner Trust, 6.12%, 12/25/29, FRN	Aaa/AAA	70,005
	Green Tree Financial Corp.,
6,695	6.18%, 4/1/30	Ba3/NR	6,667,471
5,610	6.81%, 12/1/27	Ba1/BBB	5,748,964
1,631	6.87%, 4/1/30	Ba3/NR	1,672,227
1,000	7.06%, 2/1/31	NR/B−	850,019
1,163	7.40%, 6/15/27	A2/AA	1,204,817
475	7.55%, 1/15/29	NR/A+	492,842
21,500	GSAMP Trust, 5.49%, 1/25/36, FRN	Aaa/AAA	21,519,154
1,134	Home Equity Asset Trust, 5.41%, 5/25/36, FRN (b)	Aaa/AAA	1,134,492
1,573	IXIS Real Estate Capital Trust, 5.48%, 9/25/35, FRN	Aaa/AAA	1,574,524
3,225	Long Beach Mortgage Loan Trust, 6.28%, 3/25/32, FRN	Aa2/NR	3,275,839
500	Madison Avenue Manufactured Housing Contract, 6.78%, 3/25/32, FRN	Baa1/A+	507,317
2,978	Mesa Trust Asset Backed Certificates, 5.72%, 12/25/31, FRN (b)	NR/AAA	2,991,670
1,892	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	1,908,880
	Residential Asset Mortgage Products, Inc.,
957	5.42%, 5/25/35, FRN	Aaa/AAA	957,575
5,000	5.634%, 1/25/34	Aaa/AAA	4,993,563
2,000	5.90%, 7/25/34	Aaa/AAA	1,945,534
	Residential Asset Securities Corp.,
3,000	5.76%, 3/25/35, FRN	Aa2/AA	3,011,711
382	7.14%, 4/25/32	Ba1/A	377,893
4,000	SACO I, Inc., 5.71%, 11/25/35, FRN	Aaa/AAA	4,003,850
493	Terwin Mortgage Trust, 5.51%, 7/25/36, FRN	NR/AAA	493,391
9,107	USAA Auto Owner Trust, 5.31%, 3/16/09	AAA/AAA	9,110,924
3,486	Wachovia Auto Owner Trust, 2.91%, 4/20/09	Aaa/AAA	3,453,690
	Total Asset-Backed Securities (cost–$120,661,651)		120,546,861
U.S. TREASURY BONDS & NOTES (c)–2.9%
3,100	U.S. Treasury Bonds & Notes, 4.625%, 11/15/16		3,053,016
41,478	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27 (g)		41,275,181
	Total U.S. Treasury Bonds & Notes (cost–$44,212,639)		44,328,197
MUNICIPAL BONDS–0.7%
	California–0.3%
5,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30, Ser. A	Aa3/AA−	5,188,300
	New York–0.4%
5,000	New York City Municipal Water Finance Auth. Rev., 5.00%, 6/15/35, Ser. A	Aa2/AA+	5,192,700
	Total Municipal Bonds (cost–$9,856,337)		10,381,000

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS–9.9%
	U.S. Treasury Bills (h)–2.1%
$ 32,430	4.80%-4.95%, 3/15/07 (cost–$32,245,772)		$ 32,245,772
	Commercial Paper–0.2%
	Banking–0.2%
3,300	Bank of America Corp., 5.24%, 4/24/07 (cost–$3,260,613)	NR/NR	3,260,202
	Asset-Backed Securities (a)–0.0%
10,940	Bear Stearns Asset Backed Securities, Inc., 5.00%, 3/25/07, IO, VRN	NR/NR	45,117
2,000	NPF XII, Inc., 4.825%, 11/1/03, FRN (b)(d)(e)	NR/NR	—
	Total Asset-Backed Securities (cost–$1,653,910)		45,117
	Repurchase Agreements–7.6%
111,000	Credit Suisse First Boston, dated 1/31/07, 5.15%, due 2/1/07, proceeds $111,015,879; collateralized by U.S. Treasury Note, 4.75%, due 1/31/12, valued at $114,496,931 including accrued interest		111,000,000
7,339	State Street Bank & Trust Co., dated 1/31/07, 4.90%, due 2/1/07, proceeds $7,339,999; collateralized by Freddie Mac, 2.875%, due 5/15/07, valued at $7,488,367 including accrued interest		7,339,000
	Total Repurchase Agreements (cost–$118,339,000)		118,339,000
	Total Short-Term Investments (cost–$155,499,295)		153,890,091
OPTIONS PURCHASED (i)–0.0%
Contracts/ Notional Amount
	Call Options–0.0%
	7 yr. Interest Rate Swap, Over the Counter, Pay 3-Month USD LIBOR Floating Rate Index,
55,300,000	strike rate 5.01%, expires 2/6/07 (a)		25
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
1,345	strike price $106.50, expires 2/23/07		21,016
			21,041
	Put Options–0.0%
55,300,000	7 yr. Interest Rate Swap, Over the Counter, Pay 3-Month USD LIBOR Floating Rate Index, strike rate 5.01%, expires 2/6/07 (a)		896,012
	Financial Future Euro–90 day, Chicago Mercantile Exchange,
282	strike price $90.50, expires 9/17/07		1
3,000	strike price $91.25, expires 6/18/07		7
6,400	strike price $91.25, expires 12/17/07		16
363	strike price $92, expires 3/19/07		1
700	strike price $92, expires 12/17/07		2
12,344	strike price $92, expires 3/17/08		31

Fixed Income SHares—Series M
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Contracts/ Notional Amount			Value*
	Put Options (continued)
	Fannie Mae, Over the Counter (a),
$198,000,000	strike price $85.50, expires 2/5/07		$ 20
440,000,000	strike price $86.50, expires 2/5/07		44
450,000,000	strike price $87, expires 2/5/07		45
163,000,000	strike price $87, expires 3/12/07		489
75,000,000	strike price $89.50, expires 2/5/07		8
60,000,000	strike price $93.06, expires 2/5/07		6
164,000,000	strike price $93.52, expires 2/5/07		16
750,000,000	strike price $95.50, expires 2/5/07		75
	Freddie Mac, Over the Counter,
202,000,000	strike price $83, expires 2/5/07 (a)		20
	Government National Mortgage Association, Over the Counter,
82,000,000	strike price $86.25, expires 2/13/07 (a)		8
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
159	strike price $104, expires 2/23/07		2,484
			899,285
	Total Options Purchased (cost–$1,140,780)		920,326
	Total Investments before options written (cost–$4,202,231,586)–269.4%		4,187,123,565
OPTIONS WRITTEN (a)(i)–(0.0)%
	Call Options–(0.0)%
	Fannie Mae, Over the Counter,
171,000,000	strike price $99.37, expires 2/5/07 (premiums received–$554,415)		(171)
	Total Investments net of options written (cost–$4,201,677,171)	269.4%	4,187,123,394
	Liabilities in excess of other assets	(169.4)%	(2,632,903,109)
	Net Assets	100.0%	$1,554,220,285

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by valuing at the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Illiquid security.

(b)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Delayed-delivery security. To be settled/delivered after January 31, 2007.

(d)	Security in default.

(e)	Fair-valued security. Securities with an aggregate value of $3,753,771, representing 0.09% of total investments, have been fair valued.

(f)	Principal amount less than $500.

(g)	Inflationary Bonds — Principal amount of security is adjusted for inflation.

(h)	All or partial amount segregated as collateral for futures contracts, transactions in options written, swaps or delayed-delivery securities.

(i)	Non-income producing.

(j)	All or partial amount segregated as collateral for reverse repurchase agreement.

Glossary:

CMO – Collateralized Mortgage Obligation

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2007.

IO – Interest Only

MBS – Mortgage–Backed Securities

NR – Not Rated

VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2007.

Other Investments:

(1) Future contracts outstanding at January 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	9,337	$2,213,686	12/17/07	$(5,780,832)
	Financial Future Euro – 90 day	4,311	1,022,677	3/17/08	(570,583)
	Financial Future Euro – 90 day	3,032	719,532	6/16/08	(606,400)
	Financial Future Euro – 90 day	3,032	719,721	9/15/08	(606,400)
	Financial Future Euro – 90 day	3,032	719,759	12/15/08	(606,400)
	U.S. Treasury Notes 10 Yr Future	159	16,973	3/21/07	(72,047)
Short:	U.S. Treasury Notes 5 Yr Future	(1,345)	(140,595)	3/30/07	1,664,280
					$(6,578,382)

(2) Transactions in options written for the period ended January 31, 2007:

	Contracts	Premiums
Options outstanding, October 31, 2006	—	$—
Options written	171,000,000	554,415
Options outstanding, January 31, 2007	171,000,000	$554,415

(3) Interest rate swap agreements outstanding at January 31, 2007:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs	$1,184,100	12/21/16	5.00%	3 Month LIBOR	$11,246,590
Goldman Sachs	394,500	6/20/17	5.00%	3 Month LIBOR	1,931,231
Goldman Sachs	90,000	12/15/35	3 Month LIBOR	5.00%	(1,416,906)
Goldman Sachs	15,600	6/20/37	3 Month LIBOR	5.00%	(635,689)
Lehman Brothers	596,000	6/20/12	3 Month LIBOR	5.00%	(365,406)
Lehman Brothers	33,000	6/20/14	5.00%	3 Month LIBOR	596,066
Morgan Stanley	75,000	6/20/09	5.00%	3 Month LIBOR	193,042
Morgan Stanley	42,800	12/21/16	5.00%	3 Month LIBOR	415,627
Morgan Stanley	226,100	6/20/37	3 Month LIBOR	5.00%	(9,188,219)
					$2,776,336

LIBOR – London Interbank Offered Rate

The Fund received $24,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(4) Forward foreign currency contracts outstanding at January 31, 2007:

	U.S. $ Value Origination Date	U.S. $ Value January 31, 2007	Unrealized Appreciation (Depreciation)
Purchased:
£ 490,000 settling 2/22/07	$960,856	$959,107	$(1,749)
Sold:
£ 586,000 settling 2/22/07	1,149,723	1,147,013	2,710
			$961

(5) Open reverse repurchase agreements at January 31, 2007:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Brothers	5.29%	1/24/07	2/28/07	$117,938,480	$117,800,000

Collateral for open reverse repurchase agreements at January 31, 2007 as reflected in the schedule of investments:

Counterparty	Description	Rate	Maturity Date	Par	Value
Lehman Brothers	Fannie Mae	5.00%	10/1/35	$140,000,000	$121,998,763

(6) Short sales outstanding at January 31, 2007:

Type	Coupon	Maturity	Par	Proceeds	Value
Fannie Mae	5.00%	2/1/37	202,000,000	$192,973,125	$193,856,976
Fannie Mae	5.50%	2/1/37	137,000,000	135,212,578	134,773,750
Fannie Mae	6.00%	3/1/37	256,000,000	256,954,531	256,880,128
					$585,510,854

Fixed Income SHares—Series R
Schedule of Investments
January 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
U.S. TREASURY BONDS & NOTES–163.0%
	U.S. Treasury Bonds & Notes,
$ 200	4.25%, 11/15/14		$ 192,711
500	4.50%, 2/28/11		494,180
300	4.50%, 2/15/36		281,255
200	5.125%, 5/15/16		204,352
600	5.375%, 2/15/31		633,281
100	6.625%, 2/15/27		120,180
	U.S. Treasury Inflation Indexed Bonds & Notes (d),
44,019	0.875%, 4/15/10 (c)		41,868,180
1,900	1.625%, 1/15/15		1,792,223
15,816	1.875%, 7/15/13 (c)		15,328,504
13,779	1.875%, 7/15/15		13,239,907
3,926	2.00%, 1/15/14		3,822,228
16,160	2.00%, 7/15/14 (c)		15,719,754
18,275	2.00%, 1/15/16		17,691,810
11,574	2.00%, 1/15/26		10,857,588
7,218	2.375%, 4/15/11		7,200,670
100	2.375%, 1/15/17		99,728
28,009	2.375%, 1/15/25		27,842,559
1,996	2.50%, 7/15/16		2,014,876
18,175	3.00%, 7/15/12 (c)		18,749,099
12,275	3.50%, 1/15/11 (c)		12,787,621
11,088	3.625%, 4/15/28		13,353,752
1,532	3.875%, 4/15/29		1,924,559
14,267	4.25%, 1/15/10 (c)		15,019,095
	Total U.S. Treasury Bonds & Notes (cost–$225,267,389)		221,238,112
U.S. GOVERNMENT AGENCY SECURITIES–19.0%
	Fannie Mae, MBS,
61	6.00%, 8/1/36	Aaa/AAA	61,614
618	6.00%, 9/1/36	Aaa/AAA	620,298
25,000	6.00%, 2/1/37 (c)	Aaa/AAA	25,093,750
46	6.027%, 10/1/44, FRN	Aaa/AAA	46,079
	Total U.S. Government Agency Securities (cost–$25,947,129)		25,821,741
CORPORATE BONDS & NOTES–3.4%
	Banking–0.2%
200	Unicredit Luxembourg Finance S.A., 5.41%, 10/24/08, FRN (b)	A1/NR	200,108
	Financial Services–3.0%
1,300	Abbey National Treasury Services PLC, 5.276%, 7/2/08, FRN	NR/AA	1,300,364
100	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN (b)	B1/BBB−	99,713
600	Citigroup, Inc., 5.393%, 12/28/09, FRN	Aa1/AA−	600,398
800	Ford Motor Credit Co., 7.875%, 6/15/10	B1/B	812,338

Fixed Income SHares—Series R
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Financial Services (continued)
$ 100	General Electric Capital Corp., 5.396%, 12/12/08, FRN	Aaa/AAA	$ 100,137
700	General Motors Acceptance Corp., 6.875%, 9/15/11	Ba1/BB+	711,102
100	Rabobank Nederland, 5.38%, 1/15/09, FRN (b)	Aaa/AAA	100,076
300	Wachovia Bank N.A., 5.44%, 12/2/10, FRN	Aa2/AA−	300,458
			4,024,586
	Utilities–0.2%
300	Mission Energy Holding Co., 13.50%, 7/15/08	B2/B	330,375
	Total Corporate Bonds & Notes (cost–$4,437,805)		4,555,069
MORTGAGE-BACKED SECURITIES–0.4%
68	Countrywide Home Loan Mortgage Pass-Through Trust, 5.66%, 6/25/35, CMO, FRN (b)	Aaa/AAA	67,900
327	GSR Mortgage Loan Trust, 4.539%, 9/25/35, CMO, FRN	NR/AAA	320,988
155	Lehman XS Trust, 5.40%, 7/25/46, CMO, FRN	Aaa/AAA	155,452
	Total Mortgage-Backed Securities (cost–$548,532)		544,340
SOVEREIGN DEBT OBLIGATIONS–0.4%
	United Kingdom–0.4%
£ 100	United Kingdom Gilt Inflation Linked Note, 2.50%, 5/20/09 (d) (cost–$500,698)	Aaa/AAA	495,339
MUNICIPAL BONDS–0.1%
	New York–0.1%
$ 100	New York City Municipal Water Finance Auth. Rev., 4.75%, 6/15/38, Ser. D (cost–$101,031)	Aa2/AA+	102,194
ASSET-BACKED SECURITIES–0.0%
32	Merrill Lynch Mortgage Investors, Inc., 5.40%, 1/25/37, FRN	Aaa/AAA	31,984
15	Soundview Home Equity Loan Trust, 5.39%, 2/25/36, FRN	Aaa/AAA	14,857
	Total Asset-Backed Securities (cost–$46,809)		46,841
SHORT-TERM INVESTMENTS–23.1%
	U.S. Treasury Bonds & Notes (c)(d)–12.2%
16,419	U.S. Treasury Inflation Indexed Bonds & Notes, 3.625%, 1/15/08 (cost–$16,572,557)		16,583,032
	Sovereign Debt Obligations–8.4%
	Germany–5.4%
€ 4,100	German Government Bond, 4.00%, 2/16/07	Aaa/AAA	5,327,492
€ 1,500	German Treasury Bill, 3.435%, 2/14/07	NR/NR	1,946,758
			7,274,250
	Netherlands–3.0%
€ 3,160	Dutch Treasury Certificate, 3.44%, 2/28/07	NR/NR	4,095,670
	Total Sovereign Debt Obligations (cost–$11,317,572)		11,369,92

Fixed Income SHares—Series R
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	U.S. Treasury Bills (e)–0.7%
$ 940	4.795%-4.935%, 3/1/07-3/15/07 (cost–$934,751)		$ 934,751
	Corporate Notes–0.5%
	Hotels/Gaming–0.3%
400	Caesars Entertainment, Inc., 9.375%, 2/15/07	NR/B+	400,500
	Multi-Media–0.2%
300	CSC Holdings, Inc., 7.875%, 12/15/07, Ser. B	B2/B+	304,875
	Total Corporate Notes (cost–$704,859)		705,375
	Repurchase Agreements–1.3%
1,760	State Street Bank & Trust Co., dated 1/31/07, 4.90%, due 2/1/07,proceeds $1,760,240; collateralized by Freddie Mac, 2.875%, due 5/15/07, valued at $1,798,407 including accrued interest (cost–$1,760,000)		1,760,000
	Total Short Term Investments (cost–$31,289,739)		31,353,078
OPTIONS PURCHASED (f)–0.0%
Contracts/ Notional Amount
	Call Options–0.0%
	Financial Future Euro–90 day, Chicago Mercantile Exchange,
53	strike price $97.50, expires 12/17/07		—
63	strike price $99, expires 3/17/08		—
	U.S. Treasury Bond Futures, Chicago Board of Trade,
158	strike price $118, expires 2/23/07		2,469
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
50	strike price $113, expires 2/23/07		781
			3,250
	Put Options–0.0%
	Fannie Mae, Over the Counter (a),
24,000,000	strike price $91.88, expires 3/6/07		24
25,000,000	strike price $93.38, expires 3/6/07		3,600
	U.S. Treasury Inflation Index Bonds, Over the Counter (a),
25,000,000	strike price $85.70, expires 4/26/07		25
8,000,000	strike price $93, expires 4/23/07		8
22,700,000	strike price $95.25, expires 3/27/07		227
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
50	strike price $104, expires 2/23/07		781
40	strike price $105, expires 2/23/07		625
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
84	strike price $102.50, expires 2/23/07		1,313
			6,603
	Total Options Purchased (cost–$27,109)		9,853
	Total Investments before options written (cost–$288,166,241)–209.2%		284,166,567

Fixed Income SHares—Series R
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Contracts/ Notional Amount			Value*
OPTIONS WRITTEN (f)–0.0%
	Call Options–(0.0)%
12	U.S. Treasury Bond Futures, Chicago Board of Trade, strike price $115, expires 2/23/07		$ (188)
	Put Options–(0.0)%
12	U.S. Treasury Bond Futures, Chicago Board of Trade, strike price $110, expires 2/23/07		(7,312)
	Total Options Written (premiums received–$11,086)		(7,500)
	Total Investments net of options written (cost–$288,155,155)	209.4%	284,159,067
	Liabilities in excess of other assets	(109.4)	(148,442,426)
	Net Assets	100.0%	$135,716,641

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Illiquid security.

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2007.

(d)	Inflationary Bonds – Principal amount of security is adjusted for inflation.

(e)	All or partial amount segregated as collateral for futures contracts, options written, when-issued or delayed-delivery securities.

(f)	Non-income producing.

Glossary:

€ – Euros

£ – British Pound

CMO – Collateralized Mortgage Obligation

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2007.

MBS – Mortgage-Backed Securities

NR – Not Rated

VRN – Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2007.

Other Investments:

(1)	Futures contracts outstanding at January 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	U.S. Treasury Notes 5 yr. Future	135	$14,112	3/30/07	$(146,016)
	Euro Bond 10 yr. Future	1	149	3/31/07	(5,031)
	Japanese Yen Treasury Notes 10 yr. Future	5	1,112	3/31/07	1,056
Short:	Financial Future Euro – 90 day	(29)	(6,876)	12/17/07	47,487
	Financial Future Euro – 90 day	(29)	(6,880)	3/17/08	47,487
	Financial Future Euro – 90 day	(29)	(6,882)	6/16/08	46,038
	Financial Future Euro – 90 day	(29)	(6,884)	9/15/08	43,863
	U.S. Treasury Bond Future	(283)	(31,165)	3/21/07	518,281
	U.S. Treasury Notes 10 yr. Future	(100)	(10,675)	3/21/07	116,357
					$669,522

(2)	Transactions in options written for the period ended January 31, 2007:

	Contracts	Premiums
Options outstanding, October 31, 2006	62	$29,714
Options written	24	11,086
Options terminated in closing transactions	(62)	(29,714)
Options outstanding, January 31, 2007	24	$11,086

(3)	Credit default swap contracts outstanding at January 31, 2007:

Swap Counterparty/Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received by Portfolio	Unrealized Appreciation
Goldman Sachs
Ford Motor Credit	$500	9/20/07	2.30%	$6,362
GMAC	300	6/20/11	3.40%	28,916
Morgan Stanley
Federation of Russia	1,000	12/20/07	0.26%	306
				$35,584

(4)	Interest rate swap agreements outstanding at January 31, 2007:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs	€ 2,300	12/15/11	1.97%	5-Yr French CPI Ex Tobacco Daily Reference Index	$4,018
Goldman Sachs	€ 500	6/17/15	4.50%	6 Month LIBOR	40,074
Goldman Sachs	$6,200	6/20/09	3 Month LIBOR	5.00%	(41,254)
Goldman Sachs	3,900	12/20/16	5.00%	3 Month LIBOR	(63,358)
Lehman Brothers	1,000	6/20/12	5.00%	3 Month LIBOR	18,029
Lehman Brothers	800	6/20/14	5.00%	3 Month LIBOR	14,450
Lehman Brothers	100	6/20/17	5.00%	3 Month LIBOR	3,477
Merrill Lynch	CAD 800	6/15/35	3 Month Canadian Bank Bill	5.50%	(32,870)
Morgan Stanley	€ 100	6/15/17	4.00%	6 Month LIBOR	3,659
Morgan Stanley	$500	6/20/09	3 Month LIBOR	5.00%	(3,327)
					$(57,102)

CPI – Consumer Price Index

LIBOR – London Inter-Bank Offered Rate

The Portfolio received $4,250,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5)	Forward foreign currency contracts outstanding at January 31, 2007:

	U.S.$ Value Origination Date	U.S.$ Value January 31, 2007	Unrealized Appreciation (Depreciation)
Purchased:
¥ 486,078,000 settling 2/15/07	$4,164,907	$4,026,710	$(138,197)
11,851,272 Yuan Renminbi settling 1/10/08	1,588,000	1,598,708	10,708
Sold:
132,000 Canadian Dollar settling 2/22/07	112,341	111,898	443
€ 8,938,000 settling 2/27/07	11,606,905	11,629,227	(22,322)
¥ 456,787,000 settling 2/15/07	3,770,830	3,784,061	(13,231)
£ 255,000 settling 2/22/07	502,339	499,127	3,212
			$(159,387)

£ – British Pound

€ – Euros

¥ – Japanese Yen

(6)	Short sales outstanding at January 31, 2007:

Type	Coupon	Maturity	Par	Proceeds	Value
U.S. Treasury Bonds & Notes	4.50%	2/15/36	300,000	$281,217	$281,217
U.S. Treasury Bonds & Notes	4.88%	8/15/16	1,200,000	$1,208,313	1,203,938
					$1,485,155

Item 1. Schedule of Investments

Allianz Dresdner Daily Asset Fund
Schedule of Investments
January 31, 2007 (unaudited)

Principal Amount (000)		Value*
CORPORATE BONDS & NOTES–60.1%
$ 1,500	Bank of America Corp., 5.533%, 3/6/07, Ser. 33,	$ 1,500,238
	Barclays Bank PLC, FRN,
50,000	5.265%, 2/5/07	49,998,235
25,000	5.275%, 2/5/07	24,998,445
62,000	Beta Finance, Inc., 5.413%, 2/1/07, FRN (a)	62,008,147
23,000	BMW US Capital LLC, 5.32%, 2/15/07, FRN (a)	23,000,000
10,000	BNP Paribas, 5.31%, 2/26/07, FRN (a)	10,000,783
50,000	Calyon, 5.262%, 2/5/07, FRN	49,988,425
77,000	CC USA, Inc., 5.412%, 2/1/07, FRN (a)	77,010,272
30,000	Cheyne Finance LLC, 5.343%, 2/1/07, FRN (a)	29,998,866
	CIT Group, Inc., FRN,
10,000	5.44%, 2/26/07	10,005,046
39,170	5.595%, 2/20/07	39,195,585
1,734	5.61%, 2/23/07	1,737,474
17,515	Countrywide Financial Corp., 5.52%, 4/11/07, Ser. A	17,518,426
37,500	Countrywide Home Loans, Inc., 5.625, 2/16/07, Ser. M, FRN	37,555,613
	Dorada Finance, Inc., FRN (a),
45,000	5.293%, 2/15/07	44,996,890
60,000	5.413%, 2/1/07	60,008,185
	Goldman Sachs Group, Inc., Ser. B, FRN,
3,300	5.464%, 3/30/07	3,300,523
1,900	5.476%, 2/12/07	1,900,860
1,000	5.485%, 4/2/07	1,000,551
	Harrier Finance Funding LLC, FRN (a),
10,000	5.329%, 2/15/07 .	9,999,320
10,000	5.33%, 2/12/07	10,001,038
45,000	5.388%, 2/1/07	45,006,271
50,000	5.418%, 2/1/07	50,006,927
2,000	Household Finance Corp., 5.525%, 2/9/07	2,000,066
6,000	HSBC Finance Corp., 5.409%, 3/1/07, FRN	6,000,994
75,000	HSH Nordbank AG, 5.33%, 2/21/07, FRN (a)	75,000,000
	K2 USA LLC, FRN (a),
20,000	5.32%, 2/27/07	20,002,891
70,000	5.363%, 2/1/07	69,995,182
25,000	5.37%, 2/26/07	25,007,859
	Lehman Brothers Holdings, Inc., FRN,
40,000	5.34%, 2/26/07	40,000,000
15,000	5.463%, 2/1/07, Ser. H	15,004,705
	Links Finance LLC, FRN
20,000	5.30%, 2/26/07	20,000,141
20,000	5.353%, 2/1/07	19,999,545
15,000	5.358%, 2/1/07	14,999,719
31,000	Macquarie Bank Ltd., 5.33%, 2/21/07, FRN (a)	30,999,995

Allianz Dresdner Daily Asset Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value*
	Merrill Lynch & Co., Inc., FRN,
$ 80,000	5.363%, 2/1/07	$ 79,999,389
20,000	5.443%, 2/1/07, Ser. C	20,006,545
	Morgan Stanley, FRN,
10,000	5.342%, 2/5/07	10,000,000
1,410	5.485%, 4/27/07	1,410,981
90,000	Natexis Banques Populaires, 5.367%, 5/11/07, FRN	90,000,000
14,000	Northern Rock PLC, 5.362%, 2/5/07 (a)	14,000,000
50,000	Sedna Finance, Inc., 5.32%, 4/16/07 (a)	49,994,719
	Sigma Finance, Inc., FRN
45,000	5.353%, 2/1/07	44,998,170
45,000	5.408%, 2/1/07	45,002,947
	Societe Generale, FRN,
9,200	5.258%, 2/20/07	9,198,491
3,000	5.265%, 2/21/07	2,999,154
	Tango Finance Corp., FRN (a),
1,000	5.35%, 2/26/07	1,000,000
30,000	5.353%, 2/1/07	29,998,980
	Toyota Motor Credit Corp., FRN (a),
13,500	5.37%, 2/1/07	13,498,971
4,500	5.425%, 2/1/07, Ser. B	4,501,034
25,000	Unicredito Italiano Bank, 5.33%, 2/9/07, FRN	25,000,000
	Wachovia Corp., FRN,
53,000	5.363%, 2/1/07	53,000,000
2,159	5.44%, 4/23/07	2,159,860
	Total Corporate Bonds & Notes (cost–$1,496,516,458)	1,496,516,458
COMMERCIAL PAPER–17.4%
	Bavaria TRR Corp.,
75,000	5.29%, 2/8/07	74,922,854
20,000	5.29%, 2/14/07	19,961,794
20,000	Bavaria Universal Funding, 5.26%, 4/2/07	19,824,667
20,000	Beta Finance, Inc., 5.24%, 4/16/07	19,784,578
	Morgan Stanley,
50,000	5.372%, 3/13/07	50,000,000
22,000	5.372%, 8/17/07	22,000,000
95,000	Morrigan TRR Funding LLC, 5.30%, 2/7/07	94,916,083
	Ormond Quay Funding LLC,
40,000	5.28%, 5/15/07	39,997,724
40,000	5.28%, 7/16/07	39,996,277
	Park Granada LLC,
31,067	5.28%, 2/5/07	31,048,774
20,000	5.29%, 2/5/07	19,988,244
	Total Commercial Paper (cost–$432,440,995)	432,440,995

Allianz Dresdner Daily Asset Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value*
MASTER NOTES–13.9%
$ 115,000	Bank of America Corp., 5.382%, 2/1/07, FRN	$ 115,000,000
100,000	Bear Stearns Co., Inc., 5.432%, 2/1/07, FRN	100,000,000
	Citigroup Global Markets, Inc., FRN,
30,000	5.382%, 2/1/07	30,000,000
100,000	5.412%, 2/1/07	100,000,000
	Total Master Notes (cost–$345,000,000)	345,000,000
PROMISSORY NOTES–3.8%
	Goldman Sachs Group, Inc.,
20,000	5.422%, 3/20/07	20,000,000
55,000	5.422%, 10/22/07	55,000,000
20,000	5.442%, 12/18/07	20,000,000
	Total Promissory Notes (cost–$95,000,000)	95,000,000
ASSET-BACKED SECURITIES–1.9%
10,000	Cheyne High Grade ABS CDO Ltd., 5.384%, 2/7/07, FRN (a)	10,000,000
25,000	Holmes Financing PLC, 5.29%, 2/15/07, FRN (a)	25,000,000
12,000	Permanent Financing PLC, 5.29%, 2/10/07, FRN (a)	12,000,000
	Total Asset-Backed Securities (cost–$47,000,000)	47,000,000
TIME DEPOSIT–1.5%
38,592	Sun Trust Bank, 5.25%, 2/1/07 (cost–$38,591,961)	38,591,961

REPURCHASE AGREEMENT–0.0%
835	State Street Bank Corp., dated 1/31/07, 4.90%, due 2/1/07 proceeds: $835,114; collateralized by Federal Home Loan Bank, 4.875%, 7/15/15, valued at valued at $852,452 with accrued interest (cost–$835,000)		835,000
	Total Investments (cost–$2,455,384,414)	98.6%	2,455,384,414
	Other assets less liabilities	1.4	34,553,219
	Net Assets–100.0%	100.0%	$2,489,937,633

Allianz Dresdner Daily Asset Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Notes to Schedule of Investments:

* The Fund values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Fund’s amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

(a)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

ABS – Asset-Backed Security

CDO – Collateralized Debt Obligation

FRN – Floating Rate Note, maturity date shown is the date of the next rate change and the interest rate disclosed reflects the rate in effect on January 31, 2007.

Item 2.    Controls and Procedures

(a)    The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a)    Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Fixed Income SHares

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 30, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 30, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 30, 2007